Document And Entity Information (USD $)	3 Months Ended
	Jun. 30, 2012	Jul. 10, 2012	Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	XPLORE TECHNOLOGIES CORP
Document Type	S-1
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		256,766,406
Entity Public Float			$ 5,828,721
Amendment Flag	false
Entity Central Index Key	0001177845
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,893	$ 199	$ 168
Accounts receivable, net	2,469	8,393	2,682
Inventory, net	5,475	3,969	3,754
Prepaid expenses and other current assets	88	99	201
Total current assets	10,925	12,660	6,805
Fixed assets, net	385	363	467
Deferred charges	36
	11,346	13,023	7,272
CURRENT LIABILITIES:
Short-term indebtedness			566
Accounts payable and accrued liabilities	3,686	6,583	2,908
Total current liabilities	3,686	6,583	3,474
Commitments and contingencies
STOCKHOLDERS’ EQUITY (DEFICIT):
Common Stock, par value $0.001 per share; authorized 1,350,000; shares issued 588, 446 and 641 respectively	1	1
Additional paid-in capital	143,560	141,957	134,107
Accumulated deficit	(136,004)	(135,620)	(130,408)
	7,660	6,440	3,798
	11,346	13,023	7,272
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	63	63	63
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	8	8	8
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	17	17	17
Series D Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	$ 15	$ 14	$ 11

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,350,000,000	1,350,000,000	1,350,000,000
Common stock, shares issued	641,000	588,000	446,000
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	64,000,000	64,000,000	64,000,000
Preferred stock, shares issued	62,874,000	62,874,000	62,874,000
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	7,732,000	7,732,000	8,232,000
Series C Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	17,074,000	17,074,000	17,074,000
Series D Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	14,902,000	14,334,000	10,692,000

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Revenue	$ 9,950	$ 2,678	$ 27,528	$ 17,759
Cost of revenue	6,645	2,105	19,140	12,338
Gross profit	3,305	573	8,388	5,421
Expenses:
Sales, marketing and support	963	799	3,763	2,995
Product research, development and engineering	551	486	1,525	2,063
General administration	886	702	3,337	2,974
	2,400	1,987	8,625	8,032
Income (loss) from operations	905	(1,414)	(237)	(2,611)
Other expenses:
Interest expense	(62)	(34)	(221)	(3,735)
Other	(24)	(15)	(65)	(43)
	(86)	(49)	(286)	(3,778)
Net income (loss)	819	(1,463)	(523)	(6,389)
Dividends attributable to Preferred Stock	(1,137)	(1,043)	(4,601)	(2,858)
Net loss attributable to common stockholders	$ (318)	$ (2,506)	$ (5,124)	$ (9,247)
Income (loss) per common share (in Dollars per share)	$ 1.35	$ (3.2)	$ (1.02)	$ (16.71)
Dividends attributable to Preferred Stock (in Dollars per share)	$ (1.88)	$ (2.28)	$ (8.98)	$ (7.48)
Loss per share attributable to common stockholders, basic and fully diluted (in Dollars per share)	$ (0.53)	$ (5.48)	$ (10)	$ (24.19)
Weighted average number of common shares outstanding, basic and fully diluted (in Shares)	605,381	457,186	512,252	382,308

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Balances	$ 6,440	$ 3,798	$ (2,219)
Value assigned to warrants issued		530
Shares issued for services	50	210
Shares issued in settlement of liability		874
Shares issued for ESPP	37	28
Shares issued for ESPP (in Shares)	1,719	478
Stock-based compensation	872	906
Conversion of promissory notes to Series D Preferred Stock, net of issuance costs of $437		8,891
Sale of Series D Preferred Stock, net of issuance costs	2,182	937
Net loss	(523)	(6,389)
Series A Preferred Stock [Member]
Balances	63	63	63
Balances (in Shares)	62,873,781	62,873,781	62,873,781
Series B Preferred Stock [Member] | Series B Preferred Stock [Member]
Conversion of Preferred Stock into Common Stock (in Shares)		(150,001)
Series B Preferred Stock [Member]
Balances	8	8	8
Balances (in Shares)	7,732,040	8,232,040	8,382,041
Conversion of Preferred Stock into Common Stock (in Shares)	(500,000)
Series C Preferred Stock [Member] | Series C Preferred Stock [Member]
Conversion of Preferred Stock into Common Stock (in Shares)		(50,000)
Series C Preferred Stock [Member]
Balances	17	17	17
Balances (in Shares)	17,074,000	17,074,000	17,124,000
Series D Preferred Stock [Member] | Series D Preferred Stock [Member]
Preferred stock dividends	1
Preferred stock dividends (in Shares)	1,212,098	193,889
Series D Preferred Stock [Member]
Balances	14	11
Balances (in Shares)	14,333,798	10,692,255
Shares issued in settlement of liability (in Shares)		170,886
Stock-based compensation (in Shares)	109,445
Conversion of promissory notes to Series D Preferred Stock, net of issuance costs of $437		10
Conversion of promissory notes to Series D Preferred Stock, net of issuance costs of $437 (in Shares)		9,327,500
Sale of Series D Preferred Stock, net of issuance costs	2	1
Sale of Series D Preferred Stock, net of issuance costs (in Shares)	2,320,000	1,000,000
Common Stock [Member] | Series A Preferred Stock [Member]
Preferred stock dividends	1
Preferred stock dividends (in Shares)	88,466	59,030
Common Stock [Member] | Series B Preferred Stock [Member]
Preferred stock dividends (in Shares)	11,240	8,022
Conversion of Preferred Stock into Common Stock (in Shares)		678
Common Stock [Member] | Series C Preferred Stock [Member]
Preferred stock dividends (in Shares)	35,334	23,578
Conversion of Preferred Stock into Common Stock (in Shares)		156
Common Stock [Member]
Balances	1
Balances (in Shares)	588,295	446,177	324,907
Shares issued for services (in Shares)	2,125	2,608
Shares issued in settlement of liability (in Shares)		22,845
Shares issued for ESPP (in Shares)	1,330	1,176
Stock-based compensation (in Shares)	1,090	3,177
Conversion of Preferred Stock into Common Stock (in Shares)	2,533
Additional Paid-in Capital [Member] | Series A Preferred Stock [Member]
Preferred stock dividends	1,950	1,344
Additional Paid-in Capital [Member] | Series B Preferred Stock [Member]
Preferred stock dividends	251	186
Additional Paid-in Capital [Member] | Series C Preferred Stock [Member]
Preferred stock dividends	779	537
Additional Paid-in Capital [Member] | Series D Preferred Stock [Member]
Preferred stock dividends	1,731	388
Additional Paid-in Capital [Member]
Balances	141,957	134,107	119,287
Value assigned to warrants issued		530
Shares issued for services	50	210
Shares issued in settlement of liability		874
Shares issued for ESPP	37	28
Stock-based compensation	872	906
Conversion of promissory notes to Series D Preferred Stock, net of issuance costs of $437		8,881
Sale of Series D Preferred Stock, net of issuance costs	2,180	936
Retained Earnings [Member] | Series A Preferred Stock [Member]
Preferred stock dividends	(1,940)	(1,330)
Retained Earnings [Member] | Series B Preferred Stock [Member]
Preferred stock dividends	(243)	(176)
Retained Earnings [Member] | Series C Preferred Stock [Member]
Preferred stock dividends	(774)	(531)
Retained Earnings [Member] | Series D Preferred Stock [Member]
Preferred stock dividends	(1,732)	(388)
Retained Earnings [Member]
Balances	(135,620)	(130,408)	(121,594)
Net loss	(523)	(6,389)
Series A Preferred Stock [Member]
Preferred stock dividends	11	14
Series B Preferred Stock [Member]
Preferred stock dividends	8	10
Series C Preferred Stock [Member]
Preferred stock dividends	$ 5	$ 6

Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Conversion of Note to Series D [Member]	Mar. 31, 2011 Sale of Series D [Member]
Issuance costs	$ 138	$ 437	$ 63

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 819	$ (1,463)	$ (523)	$ (6,389)
Items not affecting cash:
Depreciation and amortization	130	118	647	310
Allowance for doubtful accounts	11	(13)	(5)	(111)
Amortization of deferred financing costs				2,458
Stock-based compensation expense	186	202	790	1,055
Equity instruments issued in exchange for services		23	200	225
Changes in operating assets and liabilities:
Accounts receivable	5,913	1,348	(5,706)	1,501
Inventory	(1,506)	163	(215)	(1,460)
Prepaid expenses and other current assets	(25)	(124)	102	390
Accounts payable and accrued liabilities	(2,693)	(205)	3,631	(87)
Net cash used in operating activities	2,835	49	(1,079)	(2,108)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	(152)	(136)	(543)	(682)
Net cash used in investing activities	(152)	(136)	(543)	(682)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	9,455	4,105	14,550	16,895
Repayment of short-term indebtedness	(9,455)	(4,053)	(15,116)	(16,884)
Net proceeds from issuance of promissory notes				1,593
Net proceeds on issuance of Series D Preferred Stock			2,182	937
Net proceeds on issuance of Common Stock	11		37	28
Net cash provided by financing activities	11	52	1,653	2,569
CHANGE IN CASH AND CASH EQUIVALENTS	2,694	(35)	31	(221)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	199	168	168	389
CASH AND CASH EQUIVALENTS, END OF PERIOD	2,893	133	199	168
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS:
Payments for interest	62	34	221	152
Payments for income taxes
Preferred Stock dividends issued in the form of stock	1,203	1,313	4,689	2,425
Payments for interest satisfied with issuance of stock				874
Payments of liabilities through issuance of stock	204	160
Conversion of promissory notes to stock				$ 9,328

Note 1 - Description of Business	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Nature of Operations [Text Block]
1. DESCRIPTION OF BUSINESS

Xplore Technologies Corp. (the “Company”), incorporated under the laws of the State of Delaware, is engaged in the business of the development, integration and marketing of rugged mobile wireless PC computing systems. The Company’s products enable the extension of traditional computing systems to a range of field and on-site personnel, regardless of location or environment. Using a range of wireless communication mediums together with the Company’s rugged computing products, the Company’s end-users are able to receive, collect, analyze, manipulate and transmit information in a variety of environments not suited to traditional non-rugged computing devices. The Company’s end-users are in the following markets: utilities, telecommunications, warehousing/logistics, public safety, field service, transportation, oil and gas, manufacturing, route delivery, military and homeland security.

1. DESCRIPTION OF BUSINESS

Xplore Technologies Corp. (the “Company”), incorporated under the laws of the State of Delaware, is engaged in the business of the development, integration and marketing of rugged mobile wireless PC computing systems. The Company’s products enable the extension of traditional computing systems to a range of field and on-site personnel, regardless of location or environment. Using a range of wireless communication mediums together with the Company’s rugged computing products, the Company’s end-users are able to receive, collect, analyze, manipulate and transmit information in a variety of environments not suited to traditional non-rugged computing devices. The Company’s end-users are in the following markets: utilities, telecommunications, warehousing/logistics, public safety, field service, transportation, oil and gas, manufacturing, route delivery, military and homeland security.

Note 2 - Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and in accordance with the instructions for Form 10-Q. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, these financial statements contain all normal and recurring adjustments considered necessary to present fairly the financial position, results of operations and cash flows for the periods presented. The results for the three month period ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year.

The consolidated balance sheet at March 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These accompanying unaudited consolidated financial statements should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the audited consolidated financial statements and related notes, included in the Company’s fiscal 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission on June 25, 2012.

Basis of consolidation and presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Xplore Technologies Corporation of America. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation rugged computer products. The Company has had recurring losses. Management believes that the Company’s current cash and cash flow from operations, together with borrowings from its senior lender will be sufficient to fund its anticipated operations, working capital and capital spending for the next 12 months. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. These estimates and assumptions are affected by management’s application of accounting policies. Estimates are deemed critical when a different estimate could have reasonably been used or where changes in the estimates are reasonably likely to occur from period to period, and would materially impact the Company’s financial condition, changes in financial condition or results of operations. On an ongoing basis, the Company evaluates the estimates, including those related to its revenue recognition, allowance for doubtful accounts, inventory valuation, warranty reserves, tooling amortization, financial instruments, stock-based compensation and income taxes. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from management’s estimates and assumptions.

2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared using accounting principles generally accepted in the United States of America and reflect the following significant accounting policies:

a)	Basis of consolidation and presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Xplore Technologies Corporation of America.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation rugged computer products. The Company has had recurring losses. The Company believes that cash flow from operations, together with borrowings from its senior lender and, if needed financial support from Phoenix Venture Fund LLC, a principal stockholder (“Phoenix”) together with affiliates, will be sufficient to fund the anticipated operations for fiscal 2013. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. These estimates and assumptions are affected by management’s application of accounting policies. Estimates are deemed critical when a different estimate could have reasonably been used or where changes in the estimates are reasonably likely to occur from period to period, and would materially impact the Company’s financial condition, changes in financial condition or results of operations. On an ongoing basis, the Company evaluates the estimates, including those related to its revenue recognition, allowance for doubtful accounts, inventory valuation, warranty reserves, tooling amortization, financial instruments, stock-based compensation and income taxes. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from management’s estimates and assumptions.

b)	Cash and cash equivalents

Cash and cash equivalents comprise cash and highly liquid investments with original maturities of less than ninety days.

c)	Allowance for Doubtful Accounts

The Company recognizes an allowance for losses on accounts receivable in an amount equal to the estimated probable losses net of recoveries. The allowance is based on an analysis of historical bad debt experience, current receivables aging, and expected future write-offs, as well as an assessment of specific identifiable customer accounts considered at risk or uncollectible. The expense associated with the allowance for doubtful accounts is recognized as general administration expense

d)	Inventory

Inventory is recorded at the lower of average cost or net realizable value. The valuation of inventory requires the use of estimates regarding the amount of current inventory that will be sold and the prices at which it will be sold based on an assessment of expected orders for these products from the Company’s customers. Additionally, the estimates reflect changes in the Company’s products or changes in demand because of various factors including the market for the Company’s products, obsolescence, product discontinuation, technology changes and competition.

e)	Fixed assets

Fixed assets are recorded at cost. The straight line depreciation method is used to depreciate the recorded value of fixed assets over their estimated useful lives.

Fixed Asset	Estimated Useful Lives
Tooling and fixtures (years)	2
Office equipment (years)	5
Machine equipment (years)	2
Leasehold improvements	lesser of 5 years or remaining lease term
Computer equipment (years)	2
Computer software (years)	2
Demonstration units (months)	6

The Company performs reviews for the impairment of fixed assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable.

f)	Revenue recognition

The Company’s revenue is derived from the sale of rugged, mobile technology which includes rugged mobile computers and related accessories. The Company’s customers are predominantly resellers. However, the Company also sells directly to end-users. Revenue is recognized, net of an allowance for estimated returns, when title and risks of ownership are transferred to the customer, all significant contractual obligations have been satisfied, the sales price is fixed or determinable and the ability to collect is reasonably assured. The Company’s revenue recognition criteria have generally been met when the product has been shipped. Shipments are based on firm purchase orders from customers with stated terms. The shipping terms are F.O.B. shipping point. The Company does not have installation, training or other commitments subsequent to shipment that are other than incidental. Prices are determined based on negotiations with the Company’s customers and are not subject to adjustment. Generally, the Company does not hold inventory at its resellers and does not expect resellers to hold inventories of the Company’s products other than in limited circumstances where such inventory is monitored by the Company. As a result, the Company expects returns to be minimal. The allowance for returns is calculated and regularly reviewed based on historical experience. The Company has not had material adjustments as returns have been minimal. Warranty obligations related to recognized revenue are generally covered by warranty coverage agreements provided by a third party.

g)	Cost of revenue

The Company’s cost of revenue consists of the costs associated with manufacturing, assembling and testing its products, related overhead costs, maintenance, compensation, freight and other costs related to manufacturing support, including the depreciation of tooling assets. The Company uses contract manufacturers to manufacture its products and supporting components, and the significant majority of the Company’s cost of revenue is attributable to component costs and payments to these contract manufacturers.

Cost of revenue also includes warranty costs. The Company records warranty liabilities at the time of sale for the estimated costs that may be incurred under its warranty. The specific warranty terms and conditions generally included are technical support, repair parts, and labor for a period that is generally three years. The Company re-evaluates its estimates to assess the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary and any change, based on current information, is recorded as a change in estimate.

The changes to the warranty liability are as follows:

	Year ended March 31,
	2012	2011
Beginning balance	$88	$—
Aggregate changes for accrual related to guarantees issued	124	126
Aggregate changes to preexisting accruals	—	—
Aggregate reductions for payments made	(46)	(38)
Ending balance	$166	$88

h)	Income taxes

The Company accounts for income taxes in accordance with the asset and liability method. The determination of future tax assets and liabilities is based on the difference between financial statement and income tax bases of assets and liabilities, using enacted tax rates in effect for the period in which the differences are expected to occur. Future tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized.

The Company periodically assesses uncertain tax positions that the Company has taken or expects to take on a tax return (including a decision whether to file or not to file a return in a particular jurisdiction). The Company evaluated its tax positions and determined that there were no uncertain tax positions for the years ended March 31, 2012 and 2011.

i)	Stock-based compensation

The Company applies the fair value method of accounting for all of its employee stock-based compensation. The Company uses the Black-Scholes option pricing model to determine the fair value of stock option awards at the date of the issuance of the award. The value is expensed over the vesting period which is generally three years. See Note 9 to these consolidated financial statements for required disclosures.

j)	Financial instruments and credit risk

Financial instruments that potentially subject the Company to credit risk include cash and cash equivalents, accounts receivable and unbilled receivables from customers. Cash is deposited in demand accounts in federally insured domestic institutions to minimize risk. Accounts receivables are generally unsecured. With respect to accounts receivables, the Company performs ongoing credit evaluations of customers and generally does not require collateral.

Receivables are concentrated with a small number of customers. The Company maintains an allowance for doubtful accounts when deemed necessary. The allowance for doubtful accounts at March 31, 2012 and March 31, 2011 was $33 and $38, respectively.

The amounts reported for cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, bank indebtedness and promissory notes payable are considered to approximate their fair values based on comparable market information available at the respective balance sheet dates and their short-term nature.

k)	Loss per share attributable to common stockholders

Loss per share attributable to common stockholders has been computed based on the weighted-average number of common shares issued and outstanding during the period, and is calculated by dividing net loss and net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. The effects of the options granted under the Company’s share option plan, the exercise of outstanding options, the exercise of outstanding warrants, the conversion of the convertible Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock, and other common stock equivalents were excluded from the loss per share attributable to common stockholders calculations for the years presented as their inclusion is anti-dilutive. Accordingly, diluted loss per share attributable to common stockholders has not been presented.

The following securities were not considered in the earnings per share calculation at their common stock equivalent:

	March 31, 2012	March 31, 2011
Series A Preferred Stock	360,446	343,912
Series B Preferred Stock	42,374	43,012
Series C Preferred Stock	85,433	80,956
Series D Preferred Stock	895,862	668,266
Warrants	429,581	434,236
Options	140,870	144,401
Other Common Stock Equivalents	12,750	7,556
	1,967,316	1,722,339

l)	Recent accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements. The Company does not believe that there are any new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

Note 3 - Inventory	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Inventory Disclosure [Text Block]	3. INVENTORY
	June 30, 2012	March 31, 2012
Finished goods	$2,767	$2,915
Computer components	2,708	1,054
Total inventory	$5,475	$3,969
3. INVENTORY
	March 31,
	2012	2011
Finished goods	$2,915	$2,486
Computer components	1,054	1,268
Total inventory	$3,969	$3,754

Note 4 - Fixed Assets	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
4. FIXED ASSETS

	March 31,
	2012	2011
Cost
Tooling and fixtures	$897	$818
Office equipment and leasehold improvements	1,273	1,097
Computer equipment and demonstration units	248	619
Computer software	654	654
	3,072	3,188
Accumulated depreciation
Tooling and fixtures	629	400
Office equipment and leasehold improvements	1,231	1,096
Computer equipment and demonstration units	197	576
Computer software	652	649
	2,709	2,721
Total fixed assets, net	$363	$467

Depreciation and amortization expense was $647 and $310 during the years ended March 31, 2012 and 2011, respectively.

Note 5 - Short-Term Indebtedness	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Short Term Indebtedness Disclosure [Text Block]
5. SHORT-TERM INDEBTEDNESS

On December 10, 2009, the Company’s wholly-owned subsidiary entered into an Accounts Receivable Purchasing Agreement including its amendments, (the “ARPA”) with DSCH Capital Partners, LLC d/b/a Far West Capital (“FWC”). Pursuant to the ARPA, FWC may purchase, in its sole discretion, eligible accounts receivable of the Company’s subsidiary on a revolving basis, up to a maximum of $8,500. Under the terms of the ARPA, FWC purchases eligible receivables from the subsidiary with full recourse for the face amount of such eligible receivables. FWC retains 15% of the purchase price of the purchased receivables as a reserve amount. The subsidiary is required to pay FWC a monthly cost of funds fee equal to the net funds employed by FWC (i.e., the daily balance of the purchase price of all purchased receivables less the reserve amount, plus any unpaid fees and expenses due from the subsidiary to FWC under the ARPA) multiplied by the annual prime lending rate reported in The Wall Street Journal plus 10.00%, which fees accrue daily. In June 2012, in connection with the reduction of the cost of funds rate and the elimination of the discount to FWC in connection with its purchase of eligible receivables, the Company agreed to a financial covenant requiring that, as of the last day of each fiscal quarter, the Company’s subsidiary’s net worth (defined as assets minus liabilities) will not be less than $4,000. In the event the Company is unable to maintain the minimum net worth requirement, the monthly cost of funds fee required to be paid to FWC will be increased to equal the net funds employed by FWC multiplied by the lesser of (a) the maximum rate allowed under applicable law and (b) the annual prime lending rate reported in The Wall Street Journal plus 16.0%, which fees accrue daily. On August 26, 2011, the Company’s subsidiary and FWC entered into an inventory finance rider to the ARPA (the “Rider”) to provide for advances up to $700 based upon eligible finished goods Tablet PC inventory, provided that total funds advanced on such inventory does not exceed 30% of all eligible inventory and provided further that the advances shall at no time exceed 40% of the sum of (1) total funds advanced by FWC under the ARPA and (2) products scheduled to be shipped in satisfaction of customer purchase orders within 90 days. Eligible inventory is valued at the lower of cost or market value. Prior to the execution of the Rider which gave the Company’s subsidiary the ability to receive advances on its inventory, FWC had the ability to purchase eligible purchase orders from the subsidiary, less a discount of 1.00% under the ARPA.

The ARPA also provides that FWC has the right to require the subsidiary to repurchase any purchased accounts receivable: (a) if there is a dispute as to the validity of such receivable by the account debtor, (b) if certain covenants, warranties or representations made by the subsidiary with respect to such receivables are breached, (c) upon and during the continuance of an event of default under the ARPA or upon the termination of the ARPA, or (d) if such receivable remains unpaid 90 days after the invoice date. The ARPA has an initial term of one year with automatic renewals for successive one-year periods. Notwithstanding that, FWC may terminate the ARPA at any time upon 150 days prior written notice or without prior notice upon and during the continuance of an event of default.

The ARPA contains standard representations, warranties, covenants, indemnities and releases for agreements governing financing arrangements of this type. The Company has guaranteed the obligations of its subsidiary under the ARPA pursuant to a corporate guaranty and suretyship. In addition, pursuant to the ARPA, the subsidiary’s obligations under the ARPA are secured by a first priority security interest on all assets of the subsidiary. On June 30, 2012, there were no borrowings under the ARPA.

5. SHORT-TERM INDEBTEDNESS

On December 10, 2009, the Company’s wholly-owned subsidiary entered into an Accounts Receivable Purchasing Agreement (the “ARPA”) with DSCH Capital Partners, LLC d/b/a Far West Capital (“FWC”). Pursuant to the ARPA, as amended to date FWC may purchase, in its sole discretion, eligible accounts receivable of the Company’s subsidiary on a revolving basis, up to a maximum of $8,500. Under the terms of the ARPA, FWC purchases eligible receivables from the subsidiary with full recourse for the face amount of such eligible receivables, less a discount of 0.52%. FWC retains 15% of the purchase price of the purchased receivables as a reserve amount. The subsidiary is required to pay FWC a monthly cost of funds fee equal to the net funds employed by FWC (i.e., the daily balance of the purchase price of all purchased receivables less the reserve amount, plus any unpaid fees and expenses due from the subsidiary to FWC under the ARPA) multiplied by the annual prime lending rate reported in The Wall Street Journal plus 11.50%, which fees accrue daily. Prior to February 29, 2012, the ARPA provided that advances of up to $1,200 may be based upon eligible accounts receivable resulting from sales outside North America, provided that total funds advanced on such accounts receivable does not exceed 55% of total funds advanced by FWC under the facility and provided further that no single account balance with the Company’s subsidiary for an account debtor outside North America may exceed $60 unless the Company’s subsidiary purchases credit insurance to cover the amount exceeding $60 for such account debtor. Effective with the February 29, 2012 amendment to the ARPA, accounts receivable resulting from sales outside North America are no longer considered eligible accounts receivable according to the ARPA. On August 26, 2011, the Company’s subsidiary and FWC entered into an inventory finance rider to the ARPA (the “Rider”) to provide for advances up to $700 based upon eligible finished goods Tablet PC inventory, provided that total funds advanced on such inventory does not exceed 30% of all eligible inventory and provided further that the advances shall at no time exceed 40% of the sum of (1) total funds advanced by FWC under the ARPA and (2) products scheduled to be shipped in satisfaction of customer purchase orders within 90 days. Eligible inventory is valued at the lower of cost or market value. Prior to the execution of the Rider, which gave the Company’s subsidiary the ability to receive advances on its inventory, FWC had the ability to purchase eligible purchase orders from the subsidiary, less a discount of 1.00%, under the ARPA. In the December 30, 2011 amendment to the ARPA, the maximum amount of the eligible accounts receivable and purchase orders that FWC may purchase was increased from $4,750 to $8,500.

The ARPA also provides that FWC has the right to require the subsidiary to repurchase any purchased accounts receivable: (a) if there is a dispute as to the validity of such receivable by the account debtor, (b) if certain covenants, warranties or representations made by the subsidiary with respect to such receivables are breached, (c) upon and during the continuance of an event of default under the ARPA or upon the termination of the ARPA, or (d) if such receivable remains unpaid 90 days after the invoice date. The ARPA has an initial term of one year with automatic renewals for successive one-year periods. Notwithstanding that, FWC may terminate the ARPA at any time upon 150 days prior written notice or without prior notice upon and during the continuance of an event of default.

The ARPA contains standard representations, warranties, covenants, indemnities and releases for agreements governing financing arrangements of this type. The Company has guaranteed the obligations of its subsidiary under the ARPA pursuant to a corporate guaranty and suretyship. In addition, pursuant to the ARPA, the subsidiary’s obligations under the ARPA are secured by a first priority security interest on all assets of the subsidiary. On March 31, 2012, there were no borrowings under the ARPA.

Note 6 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31,
	2012	2011
Accounts payable	$5,219	$1,407
Engineering accrual	30	500
Other accrued liabilities	1,334	1,001
Total	$6,583	$2,908

The Company’s accrued liabilities as of March 31, 2011 included an estimated $398,000 in engineering services related to the development of a rugged notebook PC by an outside supplier during fiscal 2009. The Company was never billed for the services, and the related statutory period lapsed in fiscal 2012. In the fourth quarter of fiscal 2012, the Company eliminated the engineering accrual of $398,000, resulting in a reduction in product research, development and engineering expense.

Note 7 - Promissory Notes	12 Months Ended
Mar. 31, 2012
Long-term Debt [Text Block]
7. PROMISSORY NOTES

Promissory Note Issuance Date	Balance March 31, 2010	New Issuances	Value Assigned to Warrants	Exchanged for Series D Preferred Stock	Accretion of Non-Cash Interest	Balance March 31, 2011
September 5, 2008	$825	$—	$—	$(1,000)	$175	$—
October 21, 2008	1,624	—	—	(2,000)	376	—
February 27, 2009	410	—	—	(555)	145	—
March 5, 2009	74	—	—	(100)	26	—
March 11, 2009	221	—	—	(300)	79	—
May 26, 2009	69	—	—	(100)	31	—
June 15, 2009	13	—	—	(20)	7	—
July 1, 2009	10	—	—	(15)	5	—
November 5, 2009	2,110	—	—	(3,210)	1,100	—
August 18, 2010	—	250	(151)	(250)	151	—
September 2, 2010	—	600	(363)	(600)	363	—
December 16, 2010	—	1,178	—	(1,178)	—	—
	$5,356	$2,028	$(514)	$(9,328)	$2,458	$—

On December 16, 2010, all of the Company’s senior secured subordinated promissory notes and secured subordinated promissory notes and related accrued interest were exchanged for shares of the Company’s Series D Preferred Stock, at an exchange rate of one share for each $1.00 of such indebtedness. The exchange resulted in the issuance of 9,498,366 shares of the Company’s Series D Preferred Stock. Prior to their exchange, the Company’s senior secured subordinated promissory notes and secured subordinated promissory notes bore interest at the rate of 10% per annum. Interest was payable quarterly and could be paid in cash or, at the option of the Company, in shares of the Company’s common stock. The Company elected to pay the interest on the promissory notes with shares of common stock, and therefore, the effective interest rate under the notes was increased by approximately 2.5%. Interest expense for the year ended March 31, 2011 was $677. Payment for the year ended March 31, 2011 was rendered with the issuance of 9,133 and 7,924 shares of common stock in October 2010 and July 2010, respectively, and with the issuance of 170,866 shares of the Company’s Series D Preferred stock upon the exchange of the notes in December 2010.

Warrants issued by the Company prior to fiscal year 2011 in connection with the issuance of the Company’s senior secured subordinated promissory notes and secured subordinated promissory notes have been valued separately using the Black Scholes methodology. The fair value calculations assumed a discount rate of approximately 1.40%, volatility of approximately 125%, no dividends and that all of the shares will vest. The relative fair value of the warrants, as compared to the notes, resulted in a value of $3,333 assigned to the warrants issued to the promissory note holders, which was recorded as additional paid-in capital and a discount to the promissory notes. The modifications of the expiration dates of the warrants resulted in recalculations of fair value, which are reflected in the value of $3,333. The discounts were amortized over the terms of the senior secured subordinated promissory notes and secured subordinated promissory notes. Interest expense for the year ended March 31, 2011 attributable to the warrants was $1,944. In connection with the Company’s recapitalization, the Company’s senior secured subordinated promissory notes and secured subordinated promissory notes were exchanged for equity in December 2010 and the amortization period of the discounts accordingly reduced, resulting in an additional $1,458 of interest expense for the year ended March 31, 2011.

On August 18, 2010, the Borrowers entered into Amendment No. 1 to the Note Purchase Agreement dated as of November 5, 2009, pursuant to which Phoenix and other purchasers, in the sole discretion of Phoenix, could purchase up to $2,000 of principal amount of additional Senior Notes, and warrants to purchase up to 71,429 shares of the Company’s common stock at an exercise price of $28.00 per share (the ‘‘Bridge Financing’’). On August 18, 2010, pursuant to the amendment, the Borrowers raised $250 in a private placement with Phoenix through the issuance of a Senior Note in the principal amount of $250 and warrants to purchase 8,929 shares of the Company’s common stock. On September 2, 2010, the Borrowers raised $600 in a second private placement with Phoenix through the issuance of another Senior Note in the principal amount of $600 and warrants to purchase 21,429 shares of the Company’s common stock.

On November 3, 2010, the Borrowers entered into Amendment No. 2 to the Note Purchase Agreement dated as of November 5, 2009 which provided that, upon Phoenix’s approval, the Borrowers would issue up to an aggregate principal amount of $3,000 in additional Senior Notes in the Bridge Financing and that the exercise price of the warrants issued in connection with the Bridge Financing would be $16.00 per share. In addition, under the amendment the warrants to purchase 30,357 shares of the Company’s common stock at $28.00 per share previously issued in the Bridge Financing were replaced with warrants to purchase 53,125 shares of the Company’s at $16.00 per share. On December 16, 2010, the Borrowers raised $1,178 in a third private placement with Phoenix through the issuance of another Senior Note in the principal amount of $1,178 and warrants to purchase 73,594 shares of the Company’s common stock. In connection with the Bridge Financing, Phoenix issued participation interests in one or more of the Senior Notes in the aggregate principal amount of $1,028 and warrants to purchase an aggregate number of 64,219 shares of the Company’s common stock.

The warrants issued in connection with the Bridge Financing have been valued separately using the Black-Scholes methodology. The fair value calculations assumed a discount rate of approximately 0.77%, volatility of approximately 158%, no dividends and that all of the shares will vest. The relative fair value of the warrants as compared to the notes resulted in a value of $514 assigned to the warrants issued to the note holders that was recorded as additional paid in capital and a discount of the promissory notes. The discounts were amortized over four months. The entire fair value of the warrants issued in the Bridge Financing of $514 was recognized as interest expense during the year ended March 31, 2011.

Note 8 - Share Capital	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
6. SHARE CAPITAL

On December 16, 2010, the Company filed an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware. As a result, the Company is now authorized to issue 1,500,000,000 shares of capital stock, consisting of 1,350,000,000 shares of common stock, $0.001 par value, and 150,000,000 shares of preferred stock, $0.001 par value.

Preferred Stock Dividends and Liquidation Preferences

The Company’s outstanding shares of Preferred Stock accrue cumulative dividends which are paid quarterly on the first day of June, September, December and March. The dividend rate for the Company’s Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock is 7.5% per annum of the original issue price of the Preferred Stock. The dividends for the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock are paid in the number of shares of common stock determined by dividing (i) the aggregate amount of the dividend then payable by (ii) the volume weighted average trading price of the common stock over the 10 trading days ending on the third trading day immediately preceding the dividend payment date, less a discount of 25% of the volume weighted average trading price of the common stock.

The dividend rate for the Series D Preferred Stock is 10% per annum of the original issue price of the Series D Preferred Stock. The dividends for the Series D Preferred Stock are paid at the Company’s option in cash or additional shares of Series D Preferred Stock valued at $1.00 per share. The Company has paid the dividends in shares of Series D Preferred Stock. No dividends will be paid on the Company’s Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock or common stock so long as any dividends on the Series D Preferred Stock remain unpaid.

The values for dividends paid and dividends accrued and unpaid are determined based on the market prices of the Company’s common stock as of the dates of share issuances and accrual multiplied by the respective equivalent common shares.

A summary of paid dividends for the three months ended June 30, 2012 and 2011 and accrued and unpaid dividends as of June 30, 2012 and 2011 is as follows:

	Dividends
	Paid For Qtr Ended June 30,		Accrued and Unpaid as of June 30,
	2012	2011	2012	2011
Series A Preferred Stock	$551	$526	$194	$133
Series B Preferred Stock	68	69	24	16
Series C Preferred Stock	220	210	78	53
Series D Preferred Stock	364	508	122	100

In the event the Company voluntarily or involuntarily liquidates, dissolves or winds up, the holders of the Series D Preferred Stock will be entitled to receive liquidating distributions in the amount of $1.00 per share plus any accrued and unpaid dividends. After receipt of the liquidation preference, the shares of Series D Preferred Stock will participate with the common stock in remaining liquidation proceeds (after payment of the Series A Preferred Stock, the Series B Preferred Stock and the Series C Preferred Stock liquidation preferences, including accrued and unpaid dividends) pro rata on an as-converted basis. A merger or consolidation (other than one in which the then current stockholders own a majority of the voting power in the surviving or acquiring corporation) or a sale, lease transfer, exclusive license or other disposition of all or substantially all of the Company’s assets will be treated as a liquidation event triggering the liquidation preference. Each series of Series A, Series B and Series C Preferred Stock ranks on parity with each other series of Series A, Series B and Series C Preferred Stock with respect to dividends and liquidation. At June 30, 2012, the liquidation preference values of the Series A, Series B, Series C and Series D Preferred Stock were $21,377, $2,629, $8,537 and $14,902, respectively.

At June 30, 2012, the conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively.

During the three months ended June 30, 2011, 500,000 shares of Series B Preferred stock were converted into 2,533 shares of common stock.

Warrants Outstanding

There were warrants to purchase an aggregate of 429,581 shares of common stock outstanding and fully exercisable at June 30, 2012 as detailed in the table below:

Number of Warrants	Exercise Price(1)	Expiration Date
10,225	$27.49	July 27, 2012
9,375	$31.43	January 30, 2013
186,503	$27.47	January 14, 2013
205,978	$16.00	December 15, 2013
6,250	$16.00	October 13, 2014
7,500	$36.04	June 10, 2014
3,750	$29.50	May 13, 2015

(1)	Exercise price may change subject to anti-dilutive terms.

8. SHARE CAPITAL

On December 16, 2010, the Company filed an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware. As a result, the Company is now authorized to issue 1,500,000,000 shares of capital stock, consisting of 1,350,000,000 shares of common stock, $.001 par value, and 150,000,000 shares of preferred stock, $.001 par value.

Year-ended March 31, 2012

On October 14, 2011, the Company raised net proceeds of $2,182 in a private placement through the issuance of 2,320,000 shares of its Series D Preferred Stock. Philip S. Sassower, the Company’s Chairman of the Board and Chief Executive Officer, purchased 500,000 shares of Series D Preferred Stock in the private placement. In connection with the private placement of the Series D Preferred Stock, the Company paid SG Phoenix LLC, an affiliate of our principal stockholder, an administrative fee of $100 in cash and a warrant to purchase 6,250 shares of common stock at an initial exercise price of $16.00 per share. The warrant is substantially similar to the warrants issued with the private placement of 1,000,000 shares of the Series D Preferred Stock on February 23, 2011, except that the warrant expires on October 13, 2014 rather than December 15, 2013.

During the year ended March 31, 2012, 500,000 shares of Series B Preferred Stock were exchanged for 2,533 shares of common stock.

Year-ended March 31, 2011

On December 16, 2010, the Company raised $1,178 in private placements through the issuance of secure promissory notes and warrants to purchase up to 73,594 shares of the Company’s common stock at $16.00 per share. The terms of the warrants are consistent with the terms of the warrants issued to purchasers of the secured promissory notes previously issued.

On December 16, 2010, the Company also issued 9,498,366 shares of the Company’s Series D Preferred Stock in exchange for all of the Company’s outstanding Senior Notes and secured subordinated promissory notes and related accrued interest, at an exchange rate of one share of Series D Preferred Stock for each $1.00 of such indebtedness. The Series D Preferred Stock has a par value of $0.001 and was recorded net of issuance costs of $437.

On February 23, 2011, the Company raised $1,000 in a private placement through the issuance of 1,000,000 shares of the Company’s Series D Preferred Stock and warrants to purchase 62,500 shares of the Company’s common stock at $16.00 per share. The terms of the warrants are consistent with the terms of the warrants issued to purchasers of the secured promissory notes previously issued. The Series D Preferred Stock has a par value of $0.001 and was recorded net of issuance costs of $63.

During the year ended March 31, 2011, 150,001 shares of Series B Preferred Stock were exchanged for 678 shares of common stock, and 50,000 shares of Series C Preferred Stock were exchanged for 156 shares of common stock.

Preferred Stock Dividends and Liquidation Preferences

Our outstanding shares of Preferred Stock accrue cumulative dividends which are paid quarterly on the first day of June, September, December and March.

The dividend rate for the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock was 5% per annum of the original issue price of the Preferred Stock through November 30, 2010 and the dividend rate was increased to 7.5% per annum of the original issue price for periods after November 30, 2010. The dividends for the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock are paid in the number of shares of common stock determined by dividing (i) the aggregate amount of the dividend then payable by (ii) the volume weighted average trading price of the common stock over the 10 trading days ending on the third trading day immediately preceding the dividend payment date, less a discount of 25% of the volume weighted average trading price of the common stock.

The dividend rate for the Series D Preferred Stock is 10% per annum of the original issue price of the Series D Preferred Stock. The dividends for the Series D Preferred Stock are paid at the Company’s option, in cash or additional shares of Series D Preferred Stock valued at $1.00 per share. No dividends will be paid on the Company’s Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock or common stock so long as any dividends on the Series D Preferred Stock remain unpaid.

The values for dividends paid and dividends accrued and unpaid are determined based on the market prices of the Company’s common stock as of the dates of share issuances and accrual multiplied by the equivalent common shares.

A summary of paid dividends for the years ended March 31, 2012 and 2011 and accrued and unpaid dividends as of March 31, 2012 and 2011 is as follows:

	Dividends
	Paid For Years Ended March 31		Accrued and Unpaid as of March 31
	2012	2011	2012	2011
Series A Preferred Stock	$1,940	$1,330	$201	$262
Series B Preferred Stock	243	176	25	35
Series C Preferred Stock	774	531	80	105
Series D Preferred Stock	1,732	388	178	170

In the event the Company voluntarily or involuntarily liquidates, dissolves or winds up, the holders of the Series D Preferred Stock will be entitled to receive liquidating distributions in the amount of $1.00 per share plus any accrued and unpaid dividends. After receipt of the liquidation preference, the shares of Series D Preferred Stock will participate with the common stock in remaining liquidation proceeds (after payment of the Series A Preferred Stock, the Series B Preferred Stock and the Series C Preferred Stock liquidation preferences, including accrued and unpaid dividends) pro rata on an as-converted basis. A merger or consolidation (other than one in which the then current stockholders own a majority of the voting power in the surviving or acquiring corporation) or a sale, lease transfer, exclusive license or other disposition of all or substantially all of the Company’s assets will be treated as a liquidation event triggering the liquidation preference. Each series of Series A, Series B and Series C Preferred Stock ranks on parity with each other series of Series A, Series B and Series C Preferred Stock with respect to dividends and liquidation. At March 31, 2012, the liquidation preference values of the Series A, Series B, Series C and Series D Preferred Stock were $21,377, $2,629, $8,537 and $14,334, respectively.

At March 31, 2012, the conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively.

Warrants outstanding

There were warrants to purchase 429,581 shares of common stock outstanding and fully exercisable at March 31, 2012 as detailed in the table below:

Number of Warrants	Exercise Price(1)	Expiration Date
10,225	$27.49	July 27, 2012
9,375	$31.43	January 30, 2013
186,503	$27.47	January 14, 2013
205,978	$16.00	December 15, 2013
6,250	$16.00	October 13, 2014
7,500	$36.04	June 10, 2014
3,750	$29.50	May 13, 2015

(1)	Exercise price may change subject to anti-dilutive terms.

Note 9 - Stock-based Compensation Plan	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
7. STOCK-BASED COMPENSATION PLAN

a)           Stock Options

In 1995, the Board of Directors approved a Share Option Plan, which was amended and restated in December 2004, and amended thereafter (which is referred to as the “Amended Share Option Plan”). The Amended Share Option Plan is administered by the Board of Directors and provides that options may be granted to employees, officers, directors and consultants to the Company. The exercise price of an option is determined at the date of grant and is based on the closing price of the common stock on the stock exchange or quotation system where the common stock is listed or traded, on the day preceding the grant. Unless otherwise provided for, the options are exercisable only during the term of engagement of the employee, officer or consultant or during the period of service as a director of the Company.

On July 28, 2009, the Board of Directors adopted the 2009 Stock Incentive Plan, which is referred to as the 2009 Stock Plan. The 2009 Stock Plan provides for equity-based awards in the form of incentive stock options and non-statutory options, restricted shares, stock appreciation rights and restricted stock units. Awards are made to selected employees, directors and consultants to promote stock ownership among award recipients, encourage their focus on strategic long-range corporate objectives, and attract and retain exceptionally qualified personnel. The 2009 Stock Plan became effective as of June 10, 2009 and was approved by the Company’s stockholders on January 14, 2010.

At June 30, 2012, the maximum aggregate number of shares of common stock reserved for issuance upon the exercise of all options granted under the Amended Share Option Plan and 2009 Stock Plan may not exceed an aggregate of 191,636 shares. This amount consists of 187,500 shares under the 2009 Stock Plan and 4,136 under the Amended Share Option Plan, which shares are issuable under outstanding options under the Amended Share Option Plan on the date the 2009 Stock Plan was adopted. The options under the plans generally vest over a 3-year period in equal annual amounts and expire five years after the issuance date.

A summary of the activity in the Company’s Amended Share Option Plan and 2009 Stock Plan during the three months ended June 30, 2012 is as follows:

	Three months ended June 30, 2012
	Options	Weighted Average Exercise Price (US$)
Outstanding at March 31, 2012	140,870	$28.00
Granted	1,375	$16.00
Exercised	—	$—
Forfeited	(568)	$95.94
Outstanding at end of period	141,677	$28.00

At June 30, 2012, the total number of shares of common stock issued in connection with the exercise of options is 1,678 since the inception of the Amended Share Option Plan.

A summary of the options outstanding and exercisable as at June 30, 2012 is as follows:

			Options Outstanding and Expected to Vest		Options Exercisable
Range of Exercise Prices US$			Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$16.00	-	23.99	17,188	4.5	3,523	4.5
$24.00	-	26.99	112,808	3.8	56,360	3.8
$27.00	-	220.84	11,681	3.1	10,188	2.8
			141,677	3.8	70,071	3.6

The weighted average exercise price of options exercisable at June 30, 2012 was $30.24.

On June 12, 2012, the Company’s board of directors approved the grant of options to purchase 1,375 shares of the Company’s common stock to non-executive employees with an exercise price of $15.20 per share. The fair value of these option grants to be recognized as stock compensation expense is $9.

The options have been valued separately using the Black-Scholes methodology and the calculations for issuances in fiscal 2013 and 2012 assumed discount rates of approximately 0.35% and 0.81%, respectively, and volatility of approximately 62% and 184%, respectively, expected terms of approximately three years and no dividends for both years. The Company recorded stock compensation cost of $186 and $202 for the three months ended June 30, 2012 and 2011, respectively. This expense was recorded in the employee related functional classification.

Compensation expense has been determined based on the fair value at the grant date for options granted in the current fiscal year. The aggregate intrinsic value of options exercisable at June 30, 2012 was zero as the fair value of the Company’s common stock was less than the exercise prices of the options. The future compensation expense to be recognized for unvested option grants at June 30, 2012 was $1,294 which is to be recognized over the next three years.

b)	Stock Compensation

On August 4, 2011, the Company’s board of directors approved an award of 10,000 shares of the Company’s Series D Preferred Stock, which fully vested on March 31, 2012 and were issued in November 2011 and April 2012, to each director for services rendered and to be rendered during the year ended March 31, 2012. The total fair value of the Series D Preferred Stock was $60 and stock compensation expense of $15 was recorded for the three months ended June 30, 2011.

c)	2009 Employee Stock Purchase Plan

The Company’s board of directors approved an employee stock purchase plan that was implemented on January 1, 2009 and approved by the Company’s stockholders on November 4, 2009 (the “ESPP”). The offering price per common share and number of common shares purchased for the periods ended June 30, 2012 and 2011are as follows:

	Three Months Ended June 30,
	2012	2011
Offering Price per Common Share	$22.23	$28.49
Common Shares Purchased	669	439

9. STOCK-BASED COMPENSATION PLAN

a)	Stock Options

In 1995, the Company’s board of directors approved a Share Option Plan, which was amended and restated in December 2004, and amended thereafter (as amended, the “Amended Share Option Plan”). The Amended Share Option Plan is administered by the Board of Directors and provides that options may be granted to employees, officers, directors and consultants to the Company. The exercise price of an option is determined at the date of grant and is based on the closing price of the Company’s common stock on the stock exchange or quotation system where the common stock is listed or traded on the day preceding the grant. Unless otherwise provided for, the options are exercisable only during the term of engagement of the employee, officer or consultant or during the period of service as a director of the Company.

On July 28, 2009, the Company’s board of directors adopted a 2009 Stock Incentive Plan (as amended, the “2009 Stock Plan”), subject to the approval of the Company’s stockholders. The 2009 Stock Plan provides for equity-based awards in the form of incentive stock options and non-statutory options, restricted shares, stock appreciation rights and restricted stock units. Awards are made to selected employees, directors and consultants to promote stock ownership among award recipients, to encourage their focus on strategic long-range corporate objectives, and to attract and retain exceptionally qualified personnel. The 2009 Stock Plan became effective as of June 10, 2009, was amended on November 10, 2009 by the Company’s board of directors to increase in the number of shares of the Company’s common stock that may be issued under the 2009 Stock Plan to 62,750, and was approved by the Company’s stockholders on January 14, 2010. On November 3, 2010, the Company’s board of directors amended the 2009 Stock Plan again to increase in the number of shares of the Company’s common stock that may be issued under the 2009 Stock Plan to 187,500, subject to the approval of the Company’s stockholders, which was received on December 16, 2010.

At March 31, 2012, the maximum aggregate number of shares of common stock reserved for issuance upon the exercise of all options granted under the Amended Share Option Plan and 2009 Stock Plan may not exceed an aggregate of 191,848 shares. This amount consists of 187,500 shares under the 2009 Stock Plan and 4,348 under the Amended Share Option Plan, which was the number of shares issuable under outstanding options under the Amended Share Option Plan on the date the 2009 Stock Plan was adopted. The options under the plans generally vest over a 3-year period in equal annual amounts and expire five years after the issuance date.

A summary of the activity in the Company’s Amended Share Option Plan and 2009 Stock Plan during the years ended March 31, 2012 and 2011 is as follows:

	Year ended March 31,
	2012		2011
	Options	Weighted Average Exercise Price (USD$)	Options	Weighted Average Exercise Price (USD$)
Outstanding at beginning of year	144,401	$40.00	42,810	$172.00
Granted	26,500	$24.00	122,662	$24.00
Exercised	—	—	—	—
Forfeited	(30,031)	$84.00	(21,071)	$132.00
Outstanding and expected to vest at end of year	140,870	$28.00	144,401	$40.00

At March 31, 2012, the total number of shares of common stock issued in connection with the exercise of options since the inception of the Amended Share Option Plan is 1,678 and the total number of shares of common stock issued in connection with the vesting of restricted stock awards under the 2009 Stock Plan is 4,268.

A summary of the options outstanding and exercisable as at March 31, 2012 is as follows:

			Options Outstanding and Expected to Vest		Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$16.00	-	23.99	15,813	4.8	189	4.8
$24.00	-	26.99	113,163	4.0	56,715	4.0
$27.00	-	220.84	11,894	3.3	9,194	3.2
			140,870	4.0	66,098	3.9

At March 31, 2012, the weighted average exercise price of options exercisable is $28.00.

On May 14, 2010, the Company’s board of directors granted an aggregate of 4,588 restricted share awards to certain employees, including all of the Company’s executive officers other than the Chief Executive Officer, in lieu of a portion of their cash compensation for fiscal year 2011. On February 23, 2011, the Company’s board of directors modified certain awards to the Company’s executive officers, replacing the pending grant of 2,750 shares of common stock with 110,000 shares of Series D Preferred Stock. On March 31, 2011, 1,314 shares of common stock and 110,000 shares of Series D Preferred Stock fully vested. The market value of the common stock was $44.00 on the date of grant and the intrinsic value of the restricted shares of approximately $149 was recognized as compensation expense in fiscal 2011.

On March 29, 2011, the Company’s board of directors granted options to purchase an aggregate of 119,213 shares of common stock were to all employees, directors and certain consultants at an exercise price of $24.00 per share. One-fourth of each grant vested immediately and the remainder will vest annually over three years. In connection with the grant, all of the Company’s executive officers other than the Chief Executive Officer voluntarily terminated all rights to outstanding grants aggregating 15,503 shares of common stock. The fair value of the grants with immediate vesting reduced by the voluntarily terminated shares that were not vested resulted in the recognition of approximately $466 of stock compensation expense in the fourth quarter of the year ended March 31, 2011.

The options have been valued using the Black-Scholes methodology and the calculations for issuances in fiscal 2012 and 2011 assumed discount rates of approximately 0.8% and 1.3%, respectively, volatility of approximately 184% and 184%, respectively, expected terms of approximately three years and no dividends for both years. The Company recorded stock compensation cost of $730 and $1,055 for the years ended March 31, 2012 and 2011, respectively. This expense was recorded in the employee related functional classification.

Compensation expense has been determined based on the fair value at the grant date for options granted. The weighted-average grant-date fair value of equity options granted during the years ended March 31, 2012 and 2011 was $24.00 per share and $20.00 per share, respectively. The aggregate intrinsic value of options outstanding and options exercisable at March 31, 2012 was $35 and $1, respectively. The future compensation expense to be recognized for unvested option grants at March 31, 2012 is $1,471 which is to be recognized over the next three years.

b) Stock Compensation

On August 4, 2011, the Company’s board of directors approved an award of 10,000 shares of the Company’s Series D Preferred Stock, which fully vested on March 31, 2012, to each director for services to be rendered during the year ended March 31, 2012. The total fair value of the Series D Preferred Stock was $60 and stock compensation expense of $60 was recorded for the year ended March 31, 2012. The shares of Series D Preferred Stock were issued in April 2012.

c) 2009 Employee Stock Purchase Plan

The Company’s board of directors approved an employee stock purchase plan that was implemented on January 1, 2009 and approved by the Company’s stockholders on November 4, 2009 (the “ESPP”). The offering price per common share and number of common shares purchased for the years ended March 31, 2012 and 2011 are as follows:

	Year Ended March 31,
	2012	2011
Offering Price per Common Share	$28.49	$32.33
Common Shares Purchased	1,719	478

Note 10 - Income Taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Text Block]
10. INCOME TAXES

The tax effect of temporary differences that give rise to future income tax assets are as follows:

	Year ended March 31,
	2012	2011
Deferred income tax assets:
Net operating losses	$30,731	$29,018
Accrued liabilities	61	374
Inventory allowance	260	212
Other items	42	13
Valuation allowance	(31,094)	(29,617)
Deferred tax asset	$—	$—

The provision for income taxes varies from the expected provision at statutory rates for the following reasons:

	Year ended March 31,
	2012	2011
Combined basic US and Canadian statutory rates, respectively	35%	35%
Recovery of income taxes based on the above rates	$(183)	$(2,236)
Increase in income taxes resulting from:
Permanent difference—stock compensation	255	359
Permanent difference—meals & entertainment	13	10
Permanent difference—financing fees	—	860
Change in valuation allowance	(85)	1,007
	$—	$—

The Company has accumulated net operating losses for income tax purposes totaling approximately $87,803, which under certain conditions, may be carried forward and applied to reduce future year’s taxable income. Such losses may be subject to limitation under IRC Section 382 if there was a change in control as defined by the Internal Revenue Service. The potential benefit associated with these losses is not reflected in these statements as management does not believe that recovery is more likely than not. The right to claim these losses will expire beginning 2018.

Tax years that remain open for examination by the Internal Revenue Service include 2008, 2009, 2010, and 2011. In addition, tax years from 1997 to 2011 may be subject to examination by the Internal Revenue Service to the extent that the Company utilizes the net operating losses from those years in its current or future year tax returns.

Note 11 - Financial Instruments and Credit Risk	12 Months Ended
Mar. 31, 2012
Concentration Risk Disclosure [Text Block]
11. FINANCIAL INSTRUMENTS AND CREDIT RISK

Interest rate risk

At March 31, 2012, the ARPA with FWC has a cost of funds fee interest rate with a variable component based on the Wall Street Journal’s prime rate. If the Company borrowed 100% of the facility’s available line for a full year and the bank’s prime lending rate increased by 1%, the Company’s costs under the ARPA will increase by approximately $85.

Foreign exchange risk

All of the Company’s revenue is, and the significant majority of the Company’s expenses are, in United States dollars, and foreign exchange is limited to non-U.S. dollar denominated expenditures in Canadian dollars, which are immaterial in each of the years ended March 31, 2012 and 2011.

Credit risk

Information regarding the Company’s accounts receivable credit risk is as follows:

As of March 31,	Accounts Receivable (in millions)	Number of Customers with Receivable Balance >10% of Total Receivables	Customer Share as a Percent of Total Receivables	Percentage Share of Total Receivables
2012	$8.4	1	71%	71%
2011	$2.7	3	37%	34%

The receivable representing 71% of the accounts receivable balance at March 31, 2012 was subsequently collected.

Supplier Risk

The Company relies on a single supplier for the majority of its finished goods. At March 31, 2012 and 2011, the Company owed this supplier $3,858 and $971, respectively, recorded as accounts payable and accrued liabilities. The inventory purchases and engineering services from this supplier for the years ended March 31, 2012 and 2011 were $13,687 and $10,453, respectively.

Note 12 - Segmented Information	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Segment Reporting Disclosure [Text Block]
9. SEGMENTED INFORMATION

The Company operates in one segment, the sale of rugged mobile wireless Tablet PC computing systems. The United States of America and Canada accounted for approximately 61% and 25%, respectively, of the Company’s total revenue for the three months ended June 30, 2012. The United States of America, Germany and Canada accounted for 41%, 19% and 16%, respectively of the Company’s total revenue for the three months ended June 30, 2011.

The distribution of revenue by country is segmented as follows:

	Three Months Ended June 30,
	2012	2011
Revenue by country:
United States of America	$6,056	$1,088
Canada	2,454	432
Germany	375	518
Other	1,065	640
	$9,950	$2,678

The Company has a variety of customers, and in any given year a single customer can account for a significant portion of sales. For the three months ended June 30, 2012, the Company had two customers located in the United States of America and Canada who accounted for more than 10% of total revenue. For the three months ended June 30, 2011, the Company had two customers located in Germany and Canada who accounted for more than 10% of total revenue.

Three Months Ended	Total Revenue (in millions)	Number of Customers with Revenue > 10% of Total Revenue	Customer Share as a Percent of Total Revenue
June 30, 2012	$10.0	2	59%
June 30, 2011	$2.7	2	30%

At June 30 2012, the Company had one customer that accounted for more than 10% of the outstanding net receivables.

Three Months Ended	Accounts Receivable (in millions)	Number of Customers with Account Balance > 10% of Total Receivables	Customer Share as a Percent of Total Receivables
June 30, 2012	$2.5	1	11%

The Company relies on a single supplier for the majority of its finished goods. At June 30, 2012 and 2011, the Company owed this supplier $2,451 and $664, respectively, recorded in accounts payable and accrued liabilities.

Substantially all of the Company’s capital assets are owned by its wholly-owned subsidiary, Xplore Technologies Corporation of America, a Delaware corporation. No country, other than the United States, had more than 10% of the Company’s assets for each of the three months ended June 30, 2012 and 2011.

12. SEGMENTED INFORMATION

The Company operates in one segment, the sale of rugged mobile wireless PC computing systems. Approximately 63% of the Company’s revenue for fiscal 2012 was derived from sales in the United States and Canada had approximately 11% of the revenue. For the fiscal year ended March 31, 2011, the United States accounted for 40% of the revenue, Germany had approximately 13% of the revenue and Canada had approximately 12% of the revenue.

The distribution of revenue by country is segmented as follows:

	Year ended March 31,
	2012	2011
Revenue by country:
United States	$17,363	$7,096
Canada	3,022	2,123
Germany	2,455	2,228
All other countries	4,688	6,312
	$27,528	$17,759

The Company has a variety of customers and in any given year a single customer can account for a significant portion of sales. For the year ended March 31, 2012, the Company had one customer that had sales that were greater than 10% of total revenue and the customer was located in the United States of America. For the year ended March 31, 2011, the Company had one customer that had sales that were greater than 10% of total revenue and the customer was located in Germany. The percentages of total revenue from these customers are as follows:

Fiscal Year	Total Revenue (in millions)	Number of Customers with Revenue of 10% or greater of Total Revenue	Customer Share as a Percent of Total Revenue	Percentage Share of Total Revenue
2012	$27.5	1	37%	37%
2011	$17.8	1	11%	11%

Substantially all of the Company’s capital assets are owned by its wholly- owned subsidiary, Xplore Technologies Corporation of America, a Delaware corporation. No more than 10% of the Company’s assets were located in any country, other than the United States, during each of the years ended March 31, 2012 and 2011.

Note 13 - Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
10. COMMITMENTS AND CONTINGENT LIABILITIES

a)	Premises

The Company leases facilities in Austin, Texas. The current annual lease commitment is $228 and the lease expires on August 31, 2014. Rent expense for the three months ended June 30, 2012 and 2011 was $63 and $56, respectively.

Minimum annual payments by fiscal year required under all of the Company’s operating leases are:

2013	$196
2014	264
2015	124
2016	16
$600

b)	Purchase commitment

At June 30, 2012, the Company had purchase obligations in fiscal 2013 of approximately $6,231 related to inventory and product development items.

c)	Litigation

The Company and its subsidiaries are involved in various claims and legal actions arising in the ordinary course of business. None of these actions, individually or in the aggregate, are expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

13. COMMITMENTS AND CONTINGENT LIABILITIES

a)	Premises

The Company leases facilities in Austin, Texas. The current annual lease commitment is $228 and the lease maturity date is August 31, 2014. Rent expense for the years ended March 31, 2012 and 2011 was $232 and $243, respectively.

Minimum annual payments by fiscal year required under all of the Company’s operating leases are:

2013	$260
2014	264
2015	124
2016	15
$663

b)	Purchase commitment

At March 31, 2012, the Company had purchase obligations extending into fiscal 2013 of approximately $12,674 related to inventory and product development items.

c)	Litigation

The Company and its subsidiaries are involved in litigation, arising in the ordinary course of business. None of these actions, individually or in the aggregate, are expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

Note 14 - Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Related Party Transactions Disclosure [Text Block]
8. RELATED PARTY TRANSACTIONS

On August 4, 2011, the Company’s board of directors approved an award of 150,000 shares of Series D Preferred Stock, which fully vested on March 31, 2012, to SG Phoenix LLC, an affiliate of our principal stockholder, for services rendered for the year ended March 31, 2012. The fair value of the Series D Preferred Stock was $150 and stock compensation expense of $15 was recorded for the three months ended June 30, 2011.

On October 14, 2011, the Company raised net proceeds of $2,182 in a private placement through the issuance of 2,320,000 shares of its Series D Preferred Stock. Philip Sassower, the Company’s Chairman of the Board and Chief Executive Officer, purchased 500,000 shares of Series D Preferred Stock in the private placement. In connection with the private placement of the Series D Preferred Stock, the Company paid SG Phoenix LLC, an affiliate of our principal stockholder, an administrative fee of $100 in cash and a warrant to purchase 6,250 shares of common stock at an initial exercise price of $16.00 per share.

On October 14, 2011, The Kent A. Misemer Revocable Trust (12/24/92), for which Mr. Misemer, a member of the Board of Directors, is a trustee, purchased in a private placement 175,000 shares of the Series D Preferred Stock for an aggregate purchase price of $175.

On June 12, 2012, the Company’s Board of Directors approved $10 of fees, to be paid quarterly in the amount of $2.5, to each director for services rendered and to be rendered during the year ending March 31, 2013. General administration expense includes an expense of $15 for the three months ended June 30, 2012.

On June 12, 2012, the Company’s Board of Directors approved $150 of fees, to be paid monthly in the amount of $12.5, to SG Phoenix LLC, an affiliate of our principal stockholder, for services to be rendered during the year ending March 31, 2013. General administration expense includes an expense of $37.5 for the three months ended June 30, 2012.

During the three months ended June 30, 2012 and 2011, the Company purchased approximately $176 and $63, respectively, in components for the Company’s tablet PCs from Ember Industries, Inc., a contract manufacturer. Thomas F. Leonardis, a member of the Company’s Board of Directors, is the Chief Executive Officer and the majority shareholder, of Ember Industries. The Company purchased the components from Ember Industries pursuant to standard purchase orders at Ember Industries’ standard prices. The disinterested members of the Company’s Board of Directors reviewed, approved and ratified the Company’s purchase of component parts from Ember Industries on the described terms.

14. RELATED PARTY TRANSACTIONS

On May 14, 2010, the Company’s board of directors approved the issuance of a warrant to purchase 3,750 shares of the Company’s common stock at an exercise price of $44.00 per share, which fully vested on March 31, 2011, to SG Phoenix LLC, an affiliate of the Company, for services rendered during the year ending March 31, 2011. The fair value of the warrant was approximately $137 and expense of $137 was recorded for the year ended March 31, 2011.

In connection with the Company’s issuance of its Series D Preferred Stock in exchange for its outstanding subordinated secured promissory notes on December 16, 2010, the Company paid SG Phoenix LLC, an affiliate of our principal stockholder, a structuring fee of $100 in cash and issued SG Phoenix LLC a three-year warrant to purchase 6,250 shares of common stock at an exercise price of $16.00 per share.

On December 16, 2010, Phoenix exchanged $1,940 in principal amount of the Company’s promissory notes for shares of the Company’s Series D Preferred Stock. For the year ended March 31, 2011, interest expense of $112 was recognized and paid to Phoenix through the issuance of 37,760 shares of the Company’s Series D Preferred Stock and 2,533 shares of the Company’s common stock in fiscal 2011.

On December 16, 2010, Phoenix Enterprises Family Fund LLC, an affiliate, exchanged $718 in principal amount of the Company’s promissory notes for shares of the Company’s Series D Preferred Stock. For the year ended March 31, 2011, interest expense of $64 was recognized and paid to Phoenix Enterprises Family Fund LLC through the issuance of 15,136 shares of the Company’s Series D Preferred Stock and 1,651 shares of the Company’s common stock in fiscal 2011.

On December 16, 2010, JAG Multi Investments LLC, an affiliate, exchanged $1,018 in principal amount of the Company’s promissory notes for shares of the Company’s Series D Preferred Stock. For the year ended March 31, 2011, interest expense of $91 was recognized and paid to JAG Multi Investments LLC through the issuance of 21,464 shares of the Company’s Series D Preferred Stock and 2,342 shares of the Company’s common stock in fiscal 2011.

On December 16, 2010, Philip S. Sassower, the Company’s Chairman and Chief Executive Officer, exchanged $1,000 in principal amount of the Company’s promissory notes for shares of the Company’s Series D Preferred Stock. For the year ended March 31, 2011, interest expense of $90 was recognized and paid to Mr. Sassower through the issuance of 21,095 shares of the Company’s Series D Preferred Stock and 2,301 shares of the Company’s common stock in fiscal 2011.

On February 23, 2011, Phoenix Enterprises Family Fund LLC, an affiliate, purchased 81,750 shares of Series D Preferred Stock and a three-year warrant to purchase 5,122 shares of common stock at an exercise price of $16.00 per share for $81 and Brian Usher-Jones, a member of the Company’s Board of Directors, purchased 100,000 shares of the Series D Preferred Stock and a three year warrant to purchase 6,250 shares of common stock at an exercise price of $16.00 per share for $100.

On August 4, 2011, the Company’s board of directors approved an award of 150,000 shares of Series D Preferred Stock, which fully vested on March 31, 2012, to SG Phoenix LLC, an affiliate of our principal stockholder, for services rendered during the year ended March 31, 2012. The fair value of the Series D Preferred Stock was $150 and stock compensation expense of $150 recorded for the year ended March 31, 2012.

On October 14, 2011, the Company raised net proceeds of $2,182 in a private placement through the issuance of 2,320,000 shares of its Series D Preferred Stock. Philip Sassower, the Company’s Chairman of the Board and Chief Executive Officer, purchased 500,000 shares of Series D Preferred Stock in the private placement. In connection with the private placement of the Series D Preferred Stock, the Company paid SG Phoenix LLC, an affiliate of our principal stockholder, an administrative fee of $100 in cash and a warrant to purchase 6,250 shares of common stock at an initial exercise price of $16.00 per share. The warrant is substantially similar to the warrants issued with the private placement of 1,000,000 shares of the Series D Preferred Stock on February 23, 2011, except that the warrant expires on October 13, 2014 rather than December 15, 2013.

On October 14, 2011, The Kent A. Misemer Revocable Trust (12/24/92), for which Mr. Misemer, a member of the Company’s Board of Directors, is a trustee, purchased in a private placement 175,000 shares of the Series D Preferred Stock for an aggregate purchase price of $175.

During the fiscal year ended March 31, 2012, the Company purchased approximately $503 in components for the Company’s tablet PCs from Ember Industries, Inc., a contract manufacturer. Thomas F. Leonardis, a member of the Company’s Board of Directors, is the Chief Executive Officer, and the majority shareholder, of Ember Industries. The Company purchased the components from Ember Industries pursuant to standard purchase orders at Ember Industries’ standard prices. The disinterested members of the Company’s Board of Directors reviewed, approved and ratified the Company’s purchase of component parts from Ember Industries on the described terms.

Note 15 - Subsequent Events (Unaudited)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events [Text Block]
11. SUBSEQUENT EVENTS

On July 26, 2012, the Company filed a Registration Statement on Form S-1 with respect to a firm commitment public offering of $10 million in shares of common stock, excluding the underwriters’ over-allotment option.

On September 12, 2012, the Company held a special meeting of stockholders to consider and vote upon proposals to approve, among other matters, (i) an amendment to the amended and restated certificate of incorporation to effect a reverse stock split of outstanding common stock in a range of not less than 1-for-325 and not more than 1-for-425 and (ii) amendments to the amended and restated certificate of incorporation to (a) reduce the conversion price of each series of preferred stock and (b) make inapplicable an anti-dilution adjustment that may otherwise be triggered by the reduction of the conversion price of each other series of preferred stock. Each of the proposals were approved by the requisite number of stockholders entitled to vote thereon.

On September 13, 2012, the Company filed a certificate of amendment to the amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-400 reverse split of common stock. The reverse split became effective at 12:01 a.m. on September 13, 2012. In addition, on September 13, 2012, the Company received a written consent from holders representing a majority of the voting power of the outstanding shares of Series A Preferred Stock consenting to the conversion, upon consummation of the proposed public offering, of each share of Series A Preferred Stock then outstanding into shares of common stock. As a result of such consent, upon consummation of the proposed public offering, each series of outstanding preferred stock will automatically convert into shares of common stock at the following reduced conversion rates: Series A Preferred Stock (0.0327-to-1 basis); Series B Preferred Stock (0.0327-to-1 basis); Series C Preferred Stock (0.0481-to-1 basis) and Series D Preferred Stock (0.1543-to-1 basis).

All of the common stock share numbers, common stock share prices and exercise prices with respect to options and warrants to purchase common stock have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect the 1-for-400 reverse split of common stock but have not been adjusted for the conversion of preferred stock.

Upon consummation of the proposed offering, the Company’s authorized shares will consist of 15,000,000 shares of common stock and 5,000,000 shares of preferred stock.

15. SUBSEQUENT EVENTS (UNAUDITED)

On June 12, 2012, the Company’s Board of Directors approved $10 of fees, to be paid quarterly in the amount of $2.5, to each director for services to be rendered during the year ending March 31, 2013.

On June 12, 2012, the Company’s Board of Directors approved $150 of fees, to be paid monthly in the amount of $12.5, to SG Phoenix LLC, an affiliate of our principal stockholder, for services to be rendered during the year ending March 31, 2013.

On June 29, 2012, the Company’s wholly-owned subsidiary entered into the Fifth Amendment to the ARPA. The Fifth Amendment reduced the discount rate of 0.52% charged on purchased receivables to 0.00%. The Fifth Amendment also lowered the monthly cost of funds fee under the ARPA from the prime rate plus 11.50% to the prime rate plus 10.00%; provided, however, that the fee will increase to the prime lending rate plus 16.00% if our net worth falls below $4,000 as of the end of any fiscal quarter.

On July 26, 2012, the Company filed a Registration Statement on Form S-1 with respect to a firm commitment public offering of $10 million in shares of common stock, excluding the underwriters’ over-allotment option.

On September 12, 2012, the Company held a special meeting of stockholders to consider and vote upon proposals to approve, among other matters, (i) an amendment to the amended and restated certificate of incorporation to effect a reverse stock split of outstanding common stock in a range of not less than 1-for-325 and not more than 1-for-425 and (ii) amendments to the amended and restated certificate of incorporation to (a) reduce the conversion price of each series of preferred stock and (b) make inapplicable an anti-dilution adjustment that may otherwise be triggered by the reduction of the conversion price of each other series of preferred stock. Each of the proposals were approved by the requisite number of stockholders entitled to vote thereon.

On September 13, 2012, the Company filed a certificate of amendment to the amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-400 reverse split of common stock. The reverse split became effective at 12:01 a.m. on September 13, 2012. In addition, on September 13, 2012, the Company received a written consent from holders representing a majority of the voting power of the outstanding shares of Series A Preferred Stock consenting to the conversion, upon consummation of the proposed public offering, of each share of Series A Preferred Stock then outstanding into shares of common stock. As a result of such consent, upon consummation of the proposed public offering, each series of outstanding preferred stock will automatically convert into shares of common stock at the following reduced conversion rates: Series A Preferred Stock (0.0327-to-1 basis); Series B Preferred Stock (0.0327-to-1 basis); Series C Preferred Stock (0.0481-to-1 basis) and Series D Preferred Stock (0.1543-to-1 basis).

All of the common stock share numbers, common stock share prices and exercise prices with respect to options and warrants to purchase common stock have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect the 1-for-400 reverse split of common stock but have not been adjusted for the conversion of preferred stock.

Upon consummation of the proposed offering, the Company’s authorized shares will consist of 15,000,000 shares of common stock and 5,000,000 shares of preferred stock.

Note 4 - Loss Per Share Attributable to Common Stockholders	3 Months Ended
Jun. 30, 2012
Earnings Per Share [Text Block]
4. LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

Loss per share attributable to common stockholders has been computed based on the weighted-average number of shares of common stock issued and outstanding during the period, and is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period. The effects of the options granted under the Company’s option plans, the exercise of outstanding options, the exercise of outstanding warrants and the conversion of the convertible Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were excluded from the loss per share attributable to common stockholders calculations for the periods presented as their inclusion is anti-dilutive. Accordingly, diluted loss per share attributable to common stockholders has not been presented.

The following securities were not considered in the loss per share attributable to common stockholders calculations for the three months ended:

	June 30, 2012	June 30, 2011
Series A Preferred Shares	360,446	343,912
Series B Preferred Shares	42,374	40,400
Series C Preferred Shares	85,433	80,956
Series D Preferred Shares	931,400	691,679
Warrants	429,581	434,236
Options	141,677	161,369
	1,990,911	1,752,552

Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Consolidation, Policy [Policy Text Block]	The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Xplore Technologies Corporation of America.	Basis of consolidation and presentation The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Xplore Technologies Corporation of America.
Liquidity Disclosure [Policy Text Block]	The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation rugged computer products. The Company has had recurring losses. Management believes that the Company's current cash and cash flow from operations, together with borrowings from its senior lender will be sufficient to fund its anticipated operations, working capital and capital spending for the next 12months. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.	The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation rugged computer products. The Company has had recurring losses. The Company believes that cash flow from operations, together with borrowings from its senior lender and, if needed financial support from Phoenix Venture Fund LLC, a principal stockholder ("Phoenix") together with affiliates, will be sufficient to fund the anticipated operations for fiscal 2013. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.
Use of Estimates, Policy [Policy Text Block]	Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. These estimates and assumptions are affected by management's application of accounting policies. Estimates are deemed critical when a different estimate could have reasonably been used or where changes in the estimates are reasonably likely to occur from period to period, and would materially impact the Company's financial condition, changes in financial condition or results of operations. On an ongoing basis, the Company evaluates the estimates, including those related to its revenue recognition, allowance for doubtful accounts, inventory valuation, warranty reserves, tooling amortization, financial instruments, stock-based compensation and income taxes. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from management's estimates and assumptions.	Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. These estimates and assumptions are affected by management's application of accounting policies. Estimates are deemed critical when a different estimate could have reasonably been used or where changes in the estimates are reasonably likely to occur from period to period, and would materially impact the Company's financial condition, changes in financial condition or results of operations. On an ongoing basis, the Company evaluates the estimates, including those related to its revenue recognition, allowance for doubtful accounts, inventory valuation, warranty reserves, tooling amortization, financial instruments, stock-based compensation and income taxes. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from management's estimates and assumptions.
Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and cash equivalents comprise cash and highly liquid investments with original maturities of less than ninety days.
Inventory, Policy [Policy Text Block]		Inventory is recorded at the lower of average cost or net realizable value. The valuation of inventory requires the use of estimates regarding the amount of current inventory that will be sold and the prices at which it will be sold based on an assessment of expected orders for these products from the Company's customers. Additionally, the estimates reflect changes in the Company's products or changes in demand because of various factors including the market for the Company's products, obsolescence, product discontinuation, technology changes and competition.
Property, Plant and Equipment, Policy [Policy Text Block]		Fixed assets are recorded at cost. The straight line depreciation method is used to depreciate the recorded value of fixed assets over their estimated useful lives.
Revenue Recognition, Policy [Policy Text Block]		The Company's revenue is derived from the sale of rugged, mobile technology which includes rugged mobile computers and related accessories. The Company's customers are predominantly resellers. However, the Company also sells directly to end-users. Revenue is recognized, net of an allowance for estimated returns, when title and risks of ownership are transferred to the customer, all significant contractual obligations have been satisfied, the sales price is fixed or determinable and the ability to collect is reasonably assured. The Company's revenue recognition criteria have generally been met when the product has been shipped. Shipments are based on firm purchase orders from customers with stated terms. The shipping terms are F.O.B. shipping point. The Company does not have installation, training or other commitments subsequent to shipment that are other than incidental. Prices are determined based on negotiations with the Company's customers and are not subject to adjustment. Generally, the Company does not hold inventory at its resellers and does not expect resellers to hold inventories of the Company's products other than in limited circumstances where such inventory is monitored by the Company. As a result, the Company expects returns to be minimal. The allowance for returns is calculated and regularly reviewed based on historical experience. The Company has not had material adjustments as returns have been minimal. Warranty obligations related to recognized revenue are generally covered by warranty coverage agreements provided by a third party.
Cost of Sales, Policy [Policy Text Block]		The Company's cost of revenue consists of the costs associated with manufacturing, assembling and testing its products, related overhead costs, maintenance, compensation, freight and other costs related to manufacturing support, including the depreciation of tooling assets. The Company uses contract manufacturers to manufacture its products and supporting components, and the significant majority of the Company's cost of revenue is attributable to component costs and payments to these contract manufacturers. Cost of revenue also includes warranty costs. The Company records warranty liabilities at the time of sale for the estimated costs that may be incurred under its warranty. The specific warranty terms and conditions generally included are technical support, repair parts, and labor for a period that is generally three years. The Company re-evaluates its estimates to assess the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary and any change, based on current information, is recorded as a change in estimate.
Income Tax, Policy [Policy Text Block]		The Company accounts for income taxes in accordance with the asset and liability method. The determination of future tax assets and liabilities is based on the difference between financial statement and income tax bases of assets and liabilities, using enacted tax rates in effect for the period in which the differences are expected to occur. Future tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized. The Company periodically assesses uncertain tax positions that the Company has taken or expects to take on a tax return (including a decision whether to file or not to filea return in a particular jurisdiction). The Company evaluated its tax positions and determined that there were no uncertain tax positions for the years ended March31, 2012 and 2011.
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]		The Company applies the fair value method of accounting for all of its employee stock-based compensation. The Company uses the Black-Scholes option pricing model to determine the fair value of stock option awards at the date of the issuance of the award. The value is expensed over the vesting period which is generally three years. See Note9 to these consolidated financial statements for required disclosures.
Fair Value of Financial Instruments, Policy [Policy Text Block]		Financial instruments that potentially subject the Company to credit risk include cash and cash equivalents, accounts receivable and unbilled receivables from customers. Cash is deposited in demand accounts in federally insured domestic institutions to minimize risk. Accounts receivables are generally unsecured. With respect to accounts receivables, the Company performs ongoing credit evaluations of customers and generally does not require collateral. Receivables are concentrated with a small number of customers. The Company maintains an allowance for doubtful accounts when deemed necessary. The allowance for doubtful accounts at March31, 2012 and March31, 2011 was $33 and $38, respectively. The amounts reported for cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, bank indebtedness and promissory notes payable are considered to approximate their fair values based on comparable market information available at the respective balance sheet dates and their short-term nature.
Earnings Per Share, Policy [Policy Text Block]		Loss per share attributable to common stockholders has been computed based on the weighted-average number of common shares issued and outstanding during the period, and is calculated by dividing net loss and net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. The effects of the options granted under the Company's share option plan, the exercise of outstanding options, the exercise of outstanding warrants, the conversion of the convertible SeriesA Preferred Stock, SeriesB Preferred Stock, SeriesC Preferred Stock and SeriesD Preferred Stock, and other common stock equivalents were excluded from the loss per share attributable to common stockholders calculations for the years presented as their inclusion is anti-dilutive. Accordingly, diluted loss per share attributable to common stockholders has not been presented.
New Accounting Pronouncements, Policy [Policy Text Block]		The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements. The Company does not believe that there are any new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

Note 2 - Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Property, Plant and Equipment [Table Text Block]
Fixed Asset	Estimated Useful Lives
Tooling and fixtures (years)	2
Office equipment (years)	5
Machine equipment (years)	2
Leasehold improvements	lesser of 5 years or remaining lease term
Computer equipment (years)	2
Computer software (years)	2
Demonstration units (months)	6

Schedule of Product Warranty Liability [Table Text Block]
	Year ended March 31,
	2012	2011
Beginning balance	$88	$—
Aggregate changes for accrual related to guarantees issued	124	126
Aggregate changes to preexisting accruals	—	—
Aggregate reductions for payments made	(46)	(38)
Ending balance	$166	$88

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30, 2012	June 30, 2011
Series A Preferred Shares	360,446	343,912
Series B Preferred Shares	42,374	40,400
Series C Preferred Shares	85,433	80,956
Series D Preferred Shares	931,400	691,679
Warrants	429,581	434,236
Options	141,677	161,369
	1,990,911	1,752,552

	March 31, 2012	March 31, 2011
Series A Preferred Stock	360,446	343,912
Series B Preferred Stock	42,374	43,012
Series C Preferred Stock	85,433	80,956
Series D Preferred Stock	895,862	668,266
Warrants	429,581	434,236
Options	140,870	144,401
Other Common Stock Equivalents	12,750	7,556
	1,967,316	1,722,339

Note 3 - Inventory (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	June 30, 2012	March 31, 2012
Finished goods	$2,767	$2,915
Computer components	2,708	1,054
Total inventory	$5,475	$3,969

	March 31,
	2012	2011
Finished goods	$2,915	$2,486
Computer components	1,054	1,268
Total inventory	$3,969	$3,754

Note 4 - Fixed Assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Fixed Assets [Table Text Block]
	March 31,
	2012	2011
Cost
Tooling and fixtures	$897	$818
Office equipment and leasehold improvements	1,273	1,097
Computer equipment and demonstration units	248	619
Computer software	654	654
	3,072	3,188
Accumulated depreciation
Tooling and fixtures	629	400
Office equipment and leasehold improvements	1,231	1,096
Computer equipment and demonstration units	197	576
Computer software	652	649
	2,709	2,721
Total fixed assets, net	$363	$467

Note 6 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31,
	2012	2011
Accounts payable	$5,219	$1,407
Engineering accrual	30	500
Other accrued liabilities	1,334	1,001
Total	$6,583	$2,908

Note 7 - Promissory Notes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Debt [Table Text Block]
Promissory Note Issuance Date	Balance March 31, 2010	New Issuances	Value Assigned to Warrants	Exchanged for Series D Preferred Stock	Accretion of Non-Cash Interest	Balance March 31, 2011
September 5, 2008	$825	$—	$—	$(1,000)	$175	$—
October 21, 2008	1,624	—	—	(2,000)	376	—
February 27, 2009	410	—	—	(555)	145	—
March 5, 2009	74	—	—	(100)	26	—
March 11, 2009	221	—	—	(300)	79	—
May 26, 2009	69	—	—	(100)	31	—
June 15, 2009	13	—	—	(20)	7	—
July 1, 2009	10	—	—	(15)	5	—
November 5, 2009	2,110	—	—	(3,210)	1,100	—
August 18, 2010	—	250	(151)	(250)	151	—
September 2, 2010	—	600	(363)	(600)	363	—
December 16, 2010	—	1,178	—	(1,178)	—	—
	$5,356	$2,028	$(514)	$(9,328)	$2,458	$—

Note 8 - Share Capital (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Paid and Unpaid Dividends [Table Text Block]
	Dividends
	Paid For Qtr Ended June 30,		Accrued and Unpaid as of June 30,
	2012	2011	2012	2011
Series A Preferred Stock	$551	$526	$194	$133
Series B Preferred Stock	68	69	24	16
Series C Preferred Stock	220	210	78	53
Series D Preferred Stock	364	508	122	100

	Dividends
	Paid For Years Ended March 31		Accrued and Unpaid as of March 31
	2012	2011	2012	2011
Series A Preferred Stock	$1,940	$1,330	$201	$262
Series B Preferred Stock	243	176	25	35
Series C Preferred Stock	774	531	80	105
Series D Preferred Stock	1,732	388	178	170

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price(1)	Expiration Date
10,225	$27.49	July 27, 2012
9,375	$31.43	January 30, 2013
186,503	$27.47	January 14, 2013
205,978	$16.00	December 15, 2013
6,250	$16.00	October 13, 2014
7,500	$36.04	June 10, 2014
3,750	$29.50	May 13, 2015

Number of Warrants	Exercise Price(1)	Expiration Date
10,225	$27.49	July 27, 2012
9,375	$31.43	January 30, 2013
186,503	$27.47	January 14, 2013
205,978	$16.00	December 15, 2013
6,250	$16.00	October 13, 2014
7,500	$36.04	June 10, 2014
3,750	$29.50	May 13, 2015

Note 9 - Stock-based Compensation Plan (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Three months ended June 30, 2012
	Options	Weighted Average Exercise Price (US$)
Outstanding at March 31, 2012	140,870	$28.00
Granted	1,375	$16.00
Exercised	—	$—
Forfeited	(568)	$95.94
Outstanding at end of period	141,677	$28.00

	Year ended March 31,
	2012		2011
	Options	Weighted Average Exercise Price (USD$)	Options	Weighted Average Exercise Price (USD$)
Outstanding at beginning of year	144,401	$40.00	42,810	$172.00
Granted	26,500	$24.00	122,662	$24.00
Exercised	—	—	—	—
Forfeited	(30,031)	$84.00	(21,071)	$132.00
Outstanding and expected to vest at end of year	140,870	$28.00	144,401	$40.00

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding and Expected to Vest		Options Exercisable
Range of Exercise Prices US$			Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$16.00	-	23.99	17,188	4.5	3,523	4.5
$24.00	-	26.99	112,808	3.8	56,360	3.8
$27.00	-	220.84	11,681	3.1	10,188	2.8
			141,677	3.8	70,071	3.6

			Options Outstanding and Expected to Vest		Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$16.00	-	23.99	15,813	4.8	189	4.8
$24.00	-	26.99	113,163	4.0	56,715	4.0
$27.00	-	220.84	11,894	3.3	9,194	3.2
			140,870	4.0	66,098	3.9

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
	Three Months Ended June 30,
	2012	2011
Offering Price per Common Share	$22.23	$28.49
Common Shares Purchased	669	439

	Year Ended March 31,
	2012	2011
Offering Price per Common Share	$28.49	$32.33
Common Shares Purchased	1,719	478

Note 10 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year ended March 31,
	2012	2011
Deferred income tax assets:
Net operating losses	$30,731	$29,018
Accrued liabilities	61	374
Inventory allowance	260	212
Other items	42	13
Valuation allowance	(31,094)	(29,617)
Deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended March 31,
	2012	2011
Combined basic US and Canadian statutory rates, respectively	35%	35%
Recovery of income taxes based on the above rates	$(183)	$(2,236)
Increase in income taxes resulting from:
Permanent difference—stock compensation	255	359
Permanent difference—meals & entertainment	13	10
Permanent difference—financing fees	—	860
Change in valuation allowance	(85)	1,007
	$—	$—

Note 11 - Financial Instruments and Credit Risk (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accounts Receivable Credit Risk [Table Text Block]
As of March 31,	Accounts Receivable (in millions)	Number of Customers with Receivable Balance >10% of Total Receivables	Customer Share as a Percent of Total Receivables	Percentage Share of Total Receivables
2012	$8.4	1	71%	71%
2011	$2.7	3	37%	34%

Note 12 - Segmented Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Three Months Ended June 30,
	2012	2011
Revenue by country:
United States of America	$6,056	$1,088
Canada	2,454	432
Germany	375	518
Other	1,065	640
	$9,950	$2,678

	Year ended March 31,
	2012	2011
Revenue by country:
United States	$17,363	$7,096
Canada	3,022	2,123
Germany	2,455	2,228
All other countries	4,688	6,312
	$27,528	$17,759

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Three Months Ended	Total Revenue (in millions)	Number of Customers with Revenue > 10% of Total Revenue	Customer Share as a Percent of Total Revenue
June 30, 2012	$10.0	2	59%
June 30, 2011	$2.7	2	30%

Fiscal Year	Total Revenue (in millions)	Number of Customers with Revenue of 10% or greater of Total Revenue	Customer Share as a Percent of Total Revenue	Percentage Share of Total Revenue
2012	$27.5	1	37%	37%
2011	$17.8	1	11%	11%

Schedule of Receivables by Major Customers [Table Text Block]
Three Months Ended	Accounts Receivable (in millions)	Number of Customers with Account Balance > 10% of Total Receivables	Customer Share as a Percent of Total Receivables
June 30, 2012	$2.5	1	11%

Note 13 - Commitments and Contingent Liabilities (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$196
2014	264
2015	124
2016	16
$600

2013	$260
2014	264
2015	124
2016	15
$663

Note 4 - Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30, 2012	June 30, 2011
Series A Preferred Shares	360,446	343,912
Series B Preferred Shares	42,374	40,400
Series C Preferred Shares	85,433	80,956
Series D Preferred Shares	931,400	691,679
Warrants	429,581	434,236
Options	141,677	161,369
	1,990,911	1,752,552

	March 31, 2012	March 31, 2011
Series A Preferred Stock	360,446	343,912
Series B Preferred Stock	42,374	43,012
Series C Preferred Stock	85,433	80,956
Series D Preferred Stock	895,862	668,266
Warrants	429,581	434,236
Options	140,870	144,401
Other Common Stock Equivalents	12,750	7,556
	1,967,316	1,722,339

Note 2 - Significant Accounting Policies (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years
Allowance for Doubtful Accounts Receivable, Current (in Dollars)		$ 33	$ 38

Note 2 - Significant Accounting Policies (Detail) - Fixed assets	12 Months Ended
Mar. 31, 2012
Tooling and Fixtures [Member]
Estimated useful lives	2 years
Office Equipment [Member]
Estimated useful lives	5 years
Machine Equipment [Member]
Estimated useful lives	2 years
Computer Equipment [Member]
Estimated useful lives	2 years
Software [Member]
Estimated useful lives	2 years
Demonstration Units [Member]
Estimated useful lives	6 years

Note 2 - Significant Accounting Policies (Detail) - Changes to the warranty liability (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Beginning balance	$ 88
Aggregate changes for accrual related to guarantees issued	124	126
Aggregate reductions for payments made	(46)	(38)
Ending balance	$ 166	$ 88

Note 2 - Significant Accounting Policies (Detail) - Antidilutive securities	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Antidilutive securities	1,990,911	1,752,552	1,967,316	1,722,339
Series A Preferred Shares [Member]
Antidilutive securities	360,446	343,912	360,446	343,912
Series B Preferred Shares [Member]
Antidilutive securities	42,374	40,400	42,374	43,012
Series C Preferred Shares [Member]
Antidilutive securities	85,433	80,956	85,433	80,956
Series D Preferred Shares [Member]
Antidilutive securities	931,400	691,679	895,862	668,266
Warrant [Member]
Antidilutive securities	429,581	434,236	429,581	434,236
Stock Options [Member]
Antidilutive securities	141,677	161,369	140,870	144,401
Other Common Stock Equivalents [Member]
Antidilutive securities			12,750	7,556

Note 3 - Inventory (Detail) - Inventory (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Finished goods	$ 2,767	$ 2,915	$ 2,486
Computer components	2,708	1,054	1,268
Total inventory	$ 5,475	$ 3,969	$ 3,754

Note 4 - Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Depreciation, Depletion and Amortization	$ 130	$ 118	$ 647	$ 310

Note 4 - Fixed Assets (Detail) - Fixed Assets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Fixed assets, gross		$ 3,072	$ 3,188
Accumulated depreciation		2,709	2,721
Total fixed assets, net	385	363	467
Tooling and Fixtures [Member]
Fixed assets, gross		897	818
Accumulated depreciation		629	400
Office Equipment and Leasehold Improvements [Member]
Fixed assets, gross		1,273	1,097
Accumulated depreciation		1,231	1,096
Computer Equipment and Demonstration Units [Member]
Fixed assets, gross		248	619
Accumulated depreciation		197	576
Software [Member]
Fixed assets, gross		654	654
Accumulated depreciation		$ 652	$ 649

Note 5 - Short-Term Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended				1 Months Ended
	Dec. 10, 2009	Jun. 29, 2012	Jun. 12, 2012	Feb. 28, 2012	Aug. 26, 2011	Feb. 28, 2012 Total Funds Advanced [Member]	Feb. 28, 2012 Maximum Account Balance [Member]	Dec. 10, 2009 Monthly Cost of Funds Fee [Member]	Dec. 10, 2009 If Unable to Maintain Minimum Net Worth [Member]	Aug. 26, 2011 December 30, 2011 Amendment to ARPA [Member]
Maximum Accounts Receivables which may be Purchased by FWC	$ 8,500				$ 4,750					$ 8,500
Discount on Receivables Purchased	0.52%	0.52%
Percent of Purchase Price of Purchased Receivables Retained as Reserve	15.00%
Debt Instrument, Basis Spread on Variable Rate	11.50%		11.50%					10.00%	16.00%
Maximum Advances Pursuant to the ARPA				1,200
Debt Instrument, Covenant Description	Company's subsidiary's net worth (defined as assets minus liabilities) will not be less than $4,					total funds advanced on such accounts receivable does not exceed 55% of total funds advanced by FWC under the facility	no single account balance with the Company's subsidiary for an account debtor outside North America may exceed $60 unless the Company's subsidiary purchases credit insurance to cover the amount exceeding $60 for such account debtor
Maximum Advances Pursuant to Inventory Finance Rider					$ 700
Purchase Orders Discount					1.00%

Note 6 - Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Other Accrued Liabilities, Current		$ 1,334		$ 1,334	$ 1,001
Research and Development Expense	551	(398,000)	486	1,525	2,063
Engineering Services [Member]
Other Accrued Liabilities, Current					$ 398,000

Note 6 - Accounts Payable and Accrued Liabilities (Detail) - Accounts payable and accrued liabilities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Accounts payable		$ 5,219	$ 1,407
Engineering accrual		30	500
Other accrued liabilities		1,334	1,001
Total	$ 3,686	$ 6,583	$ 2,908

Note 7 - Promissory Notes (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended					3 Months Ended		12 Months Ended
	Oct. 14, 2011	Dec. 16, 2010	Nov. 03, 2010	Sep. 02, 2010	Feb. 23, 2011	Dec. 31, 2010	Oct. 31, 2010	Aug. 18, 2010	Jul. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	May 14, 2010
Debt Instrument, Convertible, Terms of Conversion Feature		all of the Company's senior secured subordinated promissory notes and secured subordinated promissory notes and related accrued interest were exchanged for shares of the Company's SeriesD Preferred Stock, at an exchange rate of one share for each $1.00 of such indebtedness
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		9,498,366
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Increase in Effective Interest Rate On Promissory Notes		2.50%
Interest Expense (in Dollars)										$ 62	$ 34	$ 221	$ 3,735
Stock Issued During Period, Shares, New Issues (in Shares)	2,320,000	9,498,366			1,000,000	170,866	9,133		7,924
Fair Value Inputs, Discount Rate			0.77%									0.80%	1.30%	1.40%
Fair Value Assumptions, Expected Volatility Rate			158.00%											125.00%
Fair Value of Warrant (in Dollars)			514										137	3,333
Additional Principal Amount of Senior Notes Purchasers can Purchase			3,000					2,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	6,250	73,594		21,429	62,500					429,581		429,581			3,750
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	16	16	16		16			28							44
Proceeds from Notes Payable		1,178		600				250					1,593
Debt Instrument, Face Amount				600				250
Debt Instrument, Convertible, Remaining Discount Amortization Period			4 months
Promissory Notes [Member]
Interest Expense (in Dollars)													677
Attributable to Warrants [Member]
Interest Expense (in Dollars)													1,944
Additional Interest Expense from Exchange of Notes for Equity [Member]
Interest Expense (in Dollars)													1,458
Bridge Financing [Member]
Interest Expense (in Dollars)													514
Bridge Financing [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			30,357					71,429
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			28
Amendment No. 1 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								8,929
Amendment No. 2 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			53,125
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			16
Phoenix [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		73,594
Debt Instrument, Face Amount		1,178
Participation Interests Issued by Phoenix [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		64,219
Debt Instrument, Face Amount		$ 1,028

Note 7 - Promissory Notes (Detail) - Promissory Notes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Balance		$ 5,356
New issuances	2,028
Value assigned to warrants	(514)
Exchanged for Series D preferred stock	(9,328)
Accretion of non-cash interest	2,458
September 5, 2008 [Member]
Balance		825
Exchanged for Series D preferred stock	(1,000)
Accretion of non-cash interest	175
October 21, 2008 [Member]
Balance		1,624
Exchanged for Series D preferred stock	(2,000)
Accretion of non-cash interest	376
February 27, 2009 [Member]
Balance		410
Exchanged for Series D preferred stock	(555)
Accretion of non-cash interest	145
March 5, 2009 [Member]
Balance		74
Exchanged for Series D preferred stock	(100)
Accretion of non-cash interest	26
March 11, 2009 [Member]
Balance		221
Exchanged for Series D preferred stock	(300)
Accretion of non-cash interest	79
May 26, 2009 [Member]
Balance		69
Exchanged for Series D preferred stock	(100)
Accretion of non-cash interest	31
June 15, 2009 [Member]
Balance		13
Exchanged for Series D preferred stock	(20)
Accretion of non-cash interest	7
July 1, 2009 [Member]
Balance		10
Exchanged for Series D preferred stock	(15)
Accretion of non-cash interest	5
November 5, 2009 [Member]
Balance		2,110
Exchanged for Series D preferred stock	(3,210)
Accretion of non-cash interest	1,100
August 18, 2010 [Member]
New issuances	250
Value assigned to warrants	(151)
Exchanged for Series D preferred stock	(250)
Accretion of non-cash interest	151
September 2, 2010 [Member]
New issuances	600
Value assigned to warrants	(363)
Exchanged for Series D preferred stock	(600)
Accretion of non-cash interest	363
December 16, 2010 [Member]
New issuances	1,178
Exchanged for Series D preferred stock	$ (1,178)

Note 8 - Share Capital (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended		12 Months Ended						12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 13, 2012	Oct. 14, 2011	Feb. 23, 2011	Dec. 16, 2010	Dec. 31, 2010	Oct. 31, 2010	Jul. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Nov. 03, 2010	Sep. 02, 2010	Aug. 18, 2010	May 14, 2010	Mar. 31, 2011 Series B Preferred Stock for Common Stock [Member]	Mar. 31, 2011 Series C Preferred Stock for Common Stock [Member]	Mar. 31, 2012 Through November 30, 2010 [Member] Series A, B and C Preferred Stock [Member]	Mar. 31, 2012 After November 30, 2010 [Member] Series A, B and C Preferred Stock [Member]	Jun. 30, 2012 Series A, B and C Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Mar. 31, 2012 Series A Preferred Stock [Member]	Mar. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]	Mar. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2011 Series C Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Shares [Member]
Shares of Capital Stock Authorized				1,500,000,000
Common Stock, Shares Authorized (in Shares)	15,000,000			1,350,000,000				1,350,000,000		1,350,000,000	1,350,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in Shares)	5,000,000			150,000,000																	20,000,000	20,000,000	20,000,000	64,000,000	64,000,000	64,000,000	10,000,000	10,000,000	10,000,000	20,000,000	20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001	$ 0.001																	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Proceeds from Issuance of Private Placement (in Dollars)		$ 2,182	$ 1,000	$ 1,178
Stock Issued During Period, Shares, New Issues		2,320,000	1,000,000	9,498,366	170,866	9,133	7,924
Stock Purchased By Related Party		500,000
Payments of Stock Issuance Costs (in Dollars)		100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,250	62,500	73,594				429,581		429,581			21,429		3,750
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		16	16	16								16		28	44
Conversion of Stock, Shares Converted									500,000	500,000						150,001	50,000
Conversion of Stock, Shares Issued									2,533	2,533						678	156
Preferred Stock, Value, Issued (in Dollars)			63	437																	15	14	11	63	63	63	8	8	8	17	17	17
Preferred Stock, Dividend Rate, Percentage																		5.00%		7.50%	10.00%	10.00%
Preferred Stock, Dividend Payment Terms																			7.5%
Series D Preferred Stock Per Share Price (in Dollars per share)								$ 1		$ 1
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)								$ 1		$ 1
Preferred Stock, Liquidation Preference, Value (in Dollars)																						$ 14,334		$ 21,377	$ 21,377		$ 2,629	$ 2,629		$ 8,537	$ 8,537		$ 14,902
Preferred Stock, Conversion Basis	Series A Preferred Stock (0.0327-to-1 basis); Series B Preferred Stock (0.0327-to-1 basis); Series C Preferred Stock (0.0481-to-1 basis) and Series D Preferred Stock (0.1543-to-1 basis)							conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively		the conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively

Note 8 - Share Capital (Detail) - A summary of paid dividends, accrued and unpaid dividends (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Series A Preferred Stock [Member]
Paid Dividends	$ 551	$ 526	$ 1,940	$ 1,330
Accrued and Unpaid Dividends	194	133	201	262
Series B Preferred Stock [Member]
Paid Dividends	68	69	243	176
Accrued and Unpaid Dividends	24	16	25	35
Series C Preferred Stock [Member]
Paid Dividends	220	210	774	531
Accrued and Unpaid Dividends	78	53	80	105
Series D Preferred Stock [Member]
Paid Dividends	364	508	1,732	388
Accrued and Unpaid Dividends	$ 122	$ 100	$ 178	$ 170

Note 8 - Share Capital (Detail) - Warrants outstanding	Oct. 14, 2011	Feb. 23, 2011	Dec. 16, 2010	Nov. 03, 2010	Aug. 18, 2010	May 14, 2010	Jun. 30, 2012 Warrants Exercisable 10,225 [Member]	Mar. 31, 2012 Warrants Exercisable 10,225 [Member]	Jun. 30, 2012 Warrants Exercisable 9,375 [Member]	Mar. 31, 2012 Warrants Exercisable 9,375 [Member]	Jun. 30, 2012 Warrants Exercisable 186,503 [Member]	Mar. 31, 2012 Warrants Exercisable 186,503 [Member]	Jun. 30, 2012 Warrants Exercisable 205,978 [Member]	Mar. 31, 2012 Warrants Exercisable 205,978 [Member]	Jun. 30, 2012 Warrants Exercisable 6,250 [Member]	Mar. 31, 2012 Warrants Exercisable 6,250 [Member]	Jun. 30, 2012 Warrants Exercisable 7,500 [Member]	Mar. 31, 2012 Warrants Exercisable 7,500 [Member]	Jun. 30, 2012 Warrants Exercisable 3,750 [Member]	Mar. 31, 2012 Warrants Exercisable 3,750 [Member]
Exercise Price (in Dollars per Item)	16	16	16	16	28	44	27.49	27.49	31.43	31.43	27.47	27.47	16	16	16	16	36.04	36.04	29.5	29.5
Expiration Date							Jul 27, 2012	Jul 27, 2012	Jan 30, 2013	Jan 30, 2013	Jan 14, 2013	Jan 14, 2013	Dec 15, 2013	Dec 15, 2013	Oct 13, 2014	Oct 13, 2014	Jun 10, 2014	Jun 10, 2014	May 13, 2015	May 13, 2015

Note 9 - Stock-based Compensation Plan (Detail) (USD $)	0 Months Ended			1 Months Ended		0 Months Ended	3 Months Ended			12 Months Ended							3 Months Ended			1 Months Ended				12 Months Ended
	Jun. 12, 2012	Aug. 04, 2011	Nov. 03, 2010	Mar. 29, 2011	Feb. 23, 2011	May 14, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Nov. 10, 2009	Jun. 30, 2012 The 2009 Stock Plan [Member]	Jun. 30, 2012 Amended Share Option Plan [Member]	Jun. 30, 2012 Non-executive Employees [Member]	Jun. 30, 2011 Non-executive Employees [Member]	Jun. 30, 2011 Award for Directors [Member]	Mar. 31, 2011 Common Stock Shares [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Nov. 03, 2010 The 2009 Stock Plan [Member]	Mar. 31, 2012 Amended Share Option Plan [Member]	Mar. 31, 2011 Restricted Share Awards to Certain Employees [Member]	Mar. 31, 2012 March 29, 2011 Grant [Member]	Mar. 31, 2011 March 29, 2011 Grant [Member]	Mar. 31, 2012 August 4, 2011 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							191,636				191,848			62,750	187,500	4,136						187,500	4,348
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years				3 years
Share-based Compensation Arrangement by Share-based Payment Award Expiration Term							5				5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							1,678				1,678
Stock Issued During Period, Shares, Restricted Stock Award, Gross											4,268
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)							$ 30.24				$ 28
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					110,000	4,588
Restricted Share Awards Pending Grant Which are Replaced with Series D Preferred Stock					2,750
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																				1,314	110,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 44
Share-based Compensation (in Dollars)							$ 186,000	$ 202,000	$ 466,000		$ 790,000	$ 1,055,000					$ 186,000	$ 202,000	$ 15,000					$ 149,000	$ 730,000	$ 1,055,000	$ 60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,375			119,213			1,375				26,500	122,662
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 15.2			$ 24			$ 16				$ 24	$ 24
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				One-fourth of each grant vested immediately and the remainder will vest annually over three years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				15,503			(568)				(30,031)	(21,071)
Fair Value Inputs, Discount Rate			0.77%								0.80%	1.30%	1.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										62.00%	184.00%	184.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										3 years	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 9,000										$ 24	$ 20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)											35,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)							0				1,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)							1,294,000				1,471,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		10,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value (in Dollars)											60,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.35%	0.81%
Equity, Fair Value Disclosure (in Dollars)		$ 150,000						$ 60,000

Note 9 - Stock-based Compensation Plan (Detail) - Activity in share option plan and stock plan (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 12, 2012	Mar. 29, 2011	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Outstanding at beginning of year			141,677	140,870
Outstanding at beginning of year (in Dollars per share)			$ 28	$ 28
Granted	1,375	119,213	1,375	26,500	122,662
Granted (in Dollars per share)	$ 15.2	$ 24	$ 16	$ 24	$ 24
Forfeited		15,503	(568)	(30,031)	(21,071)
Forfeited (in Dollars per share)			$ 95.94	$ 84	$ 132
Beginning of Year [Member]
Outstanding at beginning of year				144,401	42,810
Outstanding at beginning of year (in Dollars per share)				$ 40	$ 172
End of Year [Member]
Outstanding and expected to vest at end of year				140,870	144,401
Outstanding and expected to vest at end of year (in Dollars per share)				$ 28	$ 40

Note 9 - Stock-based Compensation Plan (Detail) - Summary of the options outstanding and exercisable (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Number outstanding, options outstanding and expected to vest	141,677	140,870
Weighted average remaining contractual life, options outstanding and expected to vest	3 years 292 days	4 years
Number exercisable, options exercisable	70,071	66,098
Weighted average remaining contractual life, options exercisable	3 years 219 days	3 years 328 days
Range of $16.00 - 23.99 [Member]
Exercise price range, lower range limit (in Dollars per share)	16	16
Exercise price range, upper range limit (in Dollars per share)	23.99	23.99
Number outstanding, options outstanding and expected to vest	17,188	15,813
Weighted average remaining contractual life, options outstanding and expected to vest	4 years 6 months	4 years 292 days
Number exercisable, options exercisable	3,523	189
Weighted average remaining contractual life, options exercisable	4 years 6 months	4 years 292 days
Range of $24.00 - 26.99 [Member]
Exercise price range, lower range limit (in Dollars per share)	24	24
Exercise price range, upper range limit (in Dollars per share)	26.99	26.99
Number outstanding, options outstanding and expected to vest	112,808	113,163
Weighted average remaining contractual life, options outstanding and expected to vest	3 years 292 days	4 years
Number exercisable, options exercisable	56,360	56,715
Weighted average remaining contractual life, options exercisable	3 years 292 days	4 years
Range of $27.00 - 220.84 [Member]
Exercise price range, lower range limit (in Dollars per share)	27	27
Exercise price range, upper range limit (in Dollars per share)	220.84	220.84
Number outstanding, options outstanding and expected to vest	11,681	11,894
Weighted average remaining contractual life, options outstanding and expected to vest	3 years 36 days	3 years 109 days
Number exercisable, options exercisable	10,188	9,194
Weighted average remaining contractual life, options exercisable	2 years 292 days	3 years 73 days

Note 9 - Stock-based Compensation Plan (Detail) - Employee stock purchase plan (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Offering Price per Common Share (in Dollars per share)	$ 22.23	$ 28.49	$ 28.49	$ 32.33
Common Shares Purchased	669	439	1,719	478

Note 10 - Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Operating Loss Carryforwards	$ 87,803

Note 10 - Income Taxes (Detail) - Tax effect of temporary differences that give rise to future income tax assets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred income tax assets:
Net operating losses	$ 30,731	$ 29,018
Accrued liabilities	61	374
Inventory allowance	260	212
Other items	42	13
Valuation allowance	$ (31,094)	$ (29,617)

Note 10 - Income Taxes (Detail) - The provision for income taxes varies from the expected provision at statutory rates due to: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Combined basic US and Canadian statutory rates, respectively	35.00%	35.00%
Recovery of income taxes based on the above rates	$ (183)	$ (2,236)
Increase in income taxes resulting from:
Permanent difference—stock compensation	255	359
Permanent difference—meals & entertainment	13	10
Permanent difference—financing fees		860
Change in valuation allowance	$ (85)	$ 1,007

Note 11 - Financial Instruments and Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Approximate Increase in Costs Under ARPA		$ 85
Customer Share as a Percent of Total Receivables	11.00%	71.00%	37.00%
Accounts Payable and Accrued Liabilities, Current (in Dollars)	3,686	6,583	2,908
Inventory Purchases and Engineering Services from Major Supplier		13,687	10,453
Supplier [Member]
Accounts Payable and Accrued Liabilities, Current (in Dollars)		$ 3,858	$ 971

Note 11 - Financial Instruments and Credit Risk (Detail) - Information regarding the Company’s accounts receivable credit risk (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Accounts receivable (in Dollars)	$ 2,469	$ 8,393	$ 2,682
Number of customers with receivable balance greater than 10% of total receivables	1	1	3
Customer share as a percent of total receivables	11.00%	71.00%	37.00%
Percentage share of total receivables		71.00%	34.00%

Note 12 - Segmented Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Number of Reportable Segments	1		1
Number of Major Customers	2	2	1	1
Number of Major Customers that Accounts for Over 10% of Receivables	1		1	3
Accounts Payable and Accrued Liabilities, Current (in Dollars)	$ 3,686		$ 6,583	$ 2,908
United States [Member]
Percent of Total Revenue Attributed to Foreign Countries	61.00%	41.00%	63.00%	40.00%
Canada [Member]
Percent of Total Revenue Attributed to Foreign Countries	25.00%	16.00%	11.00%	12.00%
Germany [Member]
Percent of Total Revenue Attributed to Foreign Countries		19.00%		13.00%
Supplier [Member]
Accounts Payable and Accrued Liabilities, Current (in Dollars)	$ 2,451	$ 664

Note 12 - Segmented Information (Detail) - Distribution of revenue by country (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Revenue by country:
Revenue	$ 9,950	$ 2,678	$ 27,528	$ 17,759
United States [Member]
Revenue by country:
Revenue	6,056	1,088	17,363	7,096
Canada [Member]
Revenue by country:
Revenue	2,454	432	3,022	2,123
Germany [Member]
Revenue by country:
Revenue	375	518	2,455	2,228
Other Country [Member]
Revenue by country:
Revenue	$ 1,065	$ 640	$ 4,688	$ 6,312

Note 12 - Segmented Information (Detail) - Schedule of revenue by major customers (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Total revenue (in Dollars)	$ 9,950	$ 2,678	$ 27,528	$ 17,759
Number of customers with revenue of 10% or greater of total revenue	2	2	1	1
Customer share as a percent of total revenue	59.00%	30.00%	37.00%	11.00%
Percentage share of total revenue			37.00%	11.00%

Note 13 - Commitments and Contingent Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Annual Lease Commitment	$ 228		$ 228
Operating Leases, Rent Expense, Net	63	56	232	243
Purchase Obligation	$ 6,231		$ 12,674

Note 13 - Commitments and Contingent Liabilities (Detail) - Minimum annual payments by fiscal year required under operating leases (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012
2013	$ 196	$ 260
2014	264	264
2015	124	124
2016	16	15
	$ 600	$ 663

Note 14 - Related Party Transactions (Detail) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended			12 Months Ended							0 Months Ended	3 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended				12 Months Ended
	Oct. 14, 2011	Aug. 04, 2011	Feb. 23, 2011	Dec. 16, 2010	Dec. 31, 2010	Oct. 31, 2010	Jul. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Nov. 03, 2010	Sep. 02, 2010	Aug. 18, 2010	May 14, 2010	Mar. 31, 2010	Jun. 12, 2012 SG Phoenix LLC [Member]	Jun. 30, 2012 SG Phoenix LLC [Member]	Jun. 30, 2011 SG Phoenix LLC [Member]	Mar. 31, 2012 SG Phoenix LLC [Member]	Dec. 16, 2010 SG Phoenix LLC [Member]	Mar. 31, 2011 Phoenix [Member] Series D Preferred Stock [Member]	Mar. 31, 2011 Phoenix [Member] Common Stock Shares [Member]	Dec. 16, 2010 Phoenix [Member]	Mar. 31, 2011 Phoenix [Member]	Mar. 31, 2011 Phoenix Enterprises Family Fund [Member] Series D Preferred Stock [Member]	Mar. 31, 2011 Phoenix Enterprises Family Fund [Member] Common Stock Shares [Member]	Dec. 16, 2010 Phoenix Enterprises Family Fund [Member]	Feb. 23, 2011 Phoenix Enterprises Family Fund [Member]	Mar. 31, 2011 JAG Multi Investments LLC [Member] Series D Preferred Stock [Member]	Mar. 31, 2011 JAG Multi Investments LLC [Member] Common Stock Shares [Member]	Dec. 16, 2010 JAG Multi Investments LLC [Member]	Mar. 31, 2011 JAG Multi Investments LLC [Member]	Mar. 31, 2011 Philip Sassower [Member] Series D Preferred Stock [Member]	Mar. 31, 2011 Philip Sassower [Member] Common Stock Shares [Member]	Dec. 16, 2010 Philip Sassower [Member]	Mar. 31, 2011 Philip Sassower [Member]	Oct. 14, 2011 Philip Sassower [Member]	Feb. 23, 2011 Brian Usher-Jones [Member]	Oct. 14, 2011 Kent Misemer Revocable Trust [Member]	Jun. 12, 2012 Each Director [Member]	Jun. 30, 2012 Each Director [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Mar. 31, 2011 Phoenix Enterprises Family Fund [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,250		62,500	73,594				429,581			429,581			21,429		3,750						6,250								5,122										6,250
Exercise Price (in Dollars per Item)	16		16	16									16		28	44														16										16
Fair Value of Warrant (in Dollars)										$ 137,000		$ 137,000	$ 514,000				$ 3,333,000
Related Party Transaction, Expenses from Transactions with Related Party (in Dollars)												137,000						150,000																								10,000
Related Party Transaction, Amounts of Transaction (in Dollars)	100,000			100,000
Conversion of Stock, Amount Converted (in Dollars)												9,328,000													1,940,000				718,000				1,018,000				1,000,000
Interest Expense (in Dollars)								62,000	34,000		221,000	3,735,000														112,000								91,000				90,000									64,000
Stock Issued During Period, Shares, New Issues	2,320,000		1,000,000	9,498,366	170,866	9,133	7,924																37,760	2,533			15,136	1,651			21,464	2,342			21,095	2,301
Stock Purchased By Related Party	500,000																													81,750									500,000	100,000	175,000
Stock Purchased by Related Party Value (in Dollars)	175,000																													81,000										100,000	175,000
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance		150,000
Fair Value of Stock Issued to Related Party (in Dollars)		150,000
Share-based Compensation (in Dollars)								186,000	202,000	466,000	790,000	1,055,000								15,000	150,000
Proceeds from Issuance of Private Placement (in Dollars)	2,182,000		1,000,000	1,178,000
Related Party Transaction, Purchases from Related Party (in Dollars)								176,000	63,000		503,000
Equity, Fair Value Disclosure		150,000							60,000
Preferred Stock, Shares Issued (in Shares)	2,320,000																																											14,902,000	14,334,000	10,692,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party																			$ 37,500																								$ 15,000

Note 15 - Subsequent Events (Unaudited) (Detail) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended				0 Months Ended				1 Months Ended
	Sep. 13, 2012	Dec. 10, 2009	Jul. 26, 2012	Jun. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 12, 2012	Dec. 16, 2010	Jun. 12, 2012 Quarterly [Member] Each Director [Member]	Jun. 12, 2012 Monthly [Member] SG Phoenix LLC [Member]	Jun. 12, 2012 Each Director [Member]	Jun. 12, 2012 SG Phoenix LLC [Member]	Jun. 29, 2012 Fifth Amendment to ARPA [Member]	Jun. 29, 2012 If Net Worth Falls Below $4,000 [Member]
Related Party Transaction, Expenses from Transactions with Related Party (in Dollars)							$ 137,000					$ 10,000	$ 150,000
Related Party Fees Paid (in Dollars)										2,500	12,500
Discount on Receivables Purchased		0.52%		0.52%										0.00%
Debt Instrument, Basis Spread on Variable Rate		11.50%						11.50%						10.00%	16.00%
Common Stock Offered in Firm Commitment Public Offering (in Dollars)			$ 10,000,000
Stockholders' Equity, Reverse Stock Split	1-for-400
Preferred Stock, Conversion Basis	Series A Preferred Stock (0.0327-to-1 basis); Series B Preferred Stock (0.0327-to-1 basis); Series C Preferred Stock (0.0481-to-1 basis) and Series D Preferred Stock (0.1543-to-1 basis)				conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively	the conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively
Common Stock, Shares Authorized (in Shares)	15,000,000				1,350,000,000	1,350,000,000	1,350,000,000		1,350,000,000
Preferred Stock, Shares Authorized (in Shares)	5,000,000								150,000,000

Note 3 - Inventory (Detail) - Schedule of Inventory (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Finished goods	$ 2,767	$ 2,915	$ 2,486
Computer components	2,708	1,054	1,268
Total inventory	$ 5,475	$ 3,969	$ 3,754

Note 4 - Loss Per Share Attributable to Common Stockholders (Detail) - Antidilutive securities excluded in the loss per share calculations	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Antidilutive securities	1,990,911	1,752,552	1,967,316	1,722,339
Series A Preferred Shares [Member]
Antidilutive securities	360,446	343,912	360,446	343,912
Series B Preferred Shares [Member]
Antidilutive securities	42,374	40,400	42,374	43,012
Series C Preferred Shares [Member]
Antidilutive securities	85,433	80,956	85,433	80,956
Series D Preferred Shares [Member]
Antidilutive securities	931,400	691,679	895,862	668,266
Warrant [Member]
Antidilutive securities	429,581	434,236	429,581	434,236
Stock Options [Member]
Antidilutive securities	141,677	161,369	140,870	144,401

Note 6 - Share Capital (Detail) - A summary of paid dividends, accrued and unpaid dividend (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Series A Preferred Stock [Member]
Paid dividends	$ 551	$ 526	$ 1,940	$ 1,330
Accrued and unpaid dividends	194	133	201	262
Series B Preferred Stock [Member]
Paid dividends	68	69	243	176
Accrued and unpaid dividends	24	16	25	35
Series C Preferred Stock [Member]
Paid dividends	220	210	774	531
Accrued and unpaid dividends	78	53	80	105
Series D Preferred Stock [Member]
Paid dividends	364	508	1,732	388
Accrued and unpaid dividends	$ 122	$ 100	$ 178	$ 170

Note 6 - Share Capital (Detail) - Warrants outstanding	Oct. 14, 2011	Feb. 23, 2011	Dec. 16, 2010	Nov. 03, 2010	Aug. 18, 2010	May 14, 2010	Jun. 30, 2012 Warrants Exercisable 10,225 [Member]	Mar. 31, 2012 Warrants Exercisable 10,225 [Member]	Jun. 30, 2012 Warrants Exercisable 9,375 [Member]	Mar. 31, 2012 Warrants Exercisable 9,375 [Member]	Jun. 30, 2012 Warrants Exercisable 186,503 [Member]	Mar. 31, 2012 Warrants Exercisable 186,503 [Member]	Jun. 30, 2012 Warrants Exercisable 205,978 [Member]	Mar. 31, 2012 Warrants Exercisable 205,978 [Member]	Jun. 30, 2012 Warrants Exercisable 6,250 [Member]	Mar. 31, 2012 Warrants Exercisable 6,250 [Member]	Jun. 30, 2012 Warrants Exercisable 7,500 [Member]	Mar. 31, 2012 Warrants Exercisable 7,500 [Member]	Jun. 30, 2012 Warrants Exercisable 3,750 [Member]	Mar. 31, 2012 Warrants Exercisable 3,750 [Member]
Number of Warrants							10,225		9,375		186,503		205,978		6,250		7,500		3,750
Exercise Price (in Dollars per Item)	16	16	16	16	28	44	27.49	27.49	31.43	31.43	27.47	27.47	16	16	16	16	36.04	36.04	29.5	29.5
Expiration Date							Jul 27, 2012	Jul 27, 2012	Jan 30, 2013	Jan 30, 2013	Jan 14, 2013	Jan 14, 2013	Dec 15, 2013	Dec 15, 2013	Oct 13, 2014	Oct 13, 2014	Jun 10, 2014	Jun 10, 2014	May 13, 2015	May 13, 2015

Note 7 - Stock-based Compensation Plan (Detail) - Activity in Share Option Plan and Stock Plan (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 12, 2012	Mar. 29, 2011	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Outstanding at March 31, 2012			140,870
Outstanding at March 31, 2012 (in Dollars per share)			$ 28
Granted	1,375	119,213	1,375	26,500	122,662
Granted (in Dollars per share)	$ 15.2	$ 24	$ 16	$ 24	$ 24
Forfeited		15,503	(568)	(30,031)	(21,071)
Forfeited (in Dollars per share)			$ 95.94	$ 84	$ 132
Outstanding at end of period			141,677	140,870
Outstanding at end of period (in Dollars per share)			$ 28	$ 28

Note 7 - Stock-based Compensation Plan (Detail) - A summary of the options outstanding and exercisable (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Options outstanding, number outstanding	141,677	140,870
Options outstanding, weighted average remaining contractual life	3 years 292 days	4 years
Options exercisable, number exercisable	70,071	66,098
Options exercisable, weighted average remaining contractual life	3 years 219 days	3 years 328 days
Range of $16.00 - 23.99 [Member]
Exercise price range, lower range limit (in Dollars per share)	16	16
Exercise price range, upper range limit (in Dollars per share)	23.99	23.99
Options outstanding, number outstanding	17,188	15,813
Options outstanding, weighted average remaining contractual life	4 years 6 months	4 years 292 days
Options exercisable, number exercisable	3,523	189
Options exercisable, weighted average remaining contractual life	4 years 6 months	4 years 292 days
Range of $24.00 - 26.99 [Member]
Exercise price range, lower range limit (in Dollars per share)	24	24
Exercise price range, upper range limit (in Dollars per share)	26.99	26.99
Options outstanding, number outstanding	112,808	113,163
Options outstanding, weighted average remaining contractual life	3 years 292 days	4 years
Options exercisable, number exercisable	56,360	56,715
Options exercisable, weighted average remaining contractual life	3 years 292 days	4 years
Range of $27.00 - 220.84 [Member]
Exercise price range, lower range limit (in Dollars per share)	27	27
Exercise price range, upper range limit (in Dollars per share)	220.84	220.84
Options outstanding, number outstanding	11,681	11,894
Options outstanding, weighted average remaining contractual life	3 years 36 days	3 years 109 days
Options exercisable, number exercisable	10,188	9,194
Options exercisable, weighted average remaining contractual life	2 years 292 days	3 years 73 days

Note 7 - Stock-based Compensation Plan (Detail) - Employee stock purchase plan (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Offering Price per Common Share (in Dollars per share)	$ 22.23	$ 28.49	$ 28.49	$ 32.33
Common Shares Purchased	669	439	1,719	478

Note 9 - Segmented Information (Detail) - Distribution of revenue by country (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Revenue by country:
Revenue	$ 9,950	$ 2,678	$ 27,528	$ 17,759
United States [Member]
Revenue by country:
Revenue	6,056	1,088	17,363	7,096
Canada [Member]
Revenue by country:
Revenue	2,454	432	3,022	2,123
Germany [Member]
Revenue by country:
Revenue	375	518	2,455	2,228
Other Country [Member]
Revenue by country:
Revenue	$ 1,065	$ 640	$ 4,688	$ 6,312

Note 9 - Segmented Information (Detail) - Schedule of revenue by major customers (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Total revenue (in Dollars)	$ 9,950	$ 2,678	$ 27,528	$ 17,759
Number of customers with over 10% of total revenue	2	2	1	1
Customer share as a percent of total revenue	59.00%	30.00%	37.00%	11.00%

Note 9 - Segmented Information (Detail) - Customer who had over 10% of the outstanding net receivables (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
June 30, 2012 (in Dollars)	$ 2,469	$ 8,393	$ 2,682
June 30, 2012	1	1	3
June 30, 2012	11.00%	71.00%	37.00%

Note 10 - Commitments and Contingent Liabilities (Detail) - Minimum annual payments by fiscal year required under operating leases (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012
2013	$ 196	$ 260
2014	264	264
2015	124	124
2016	16	15
	$ 600	$ 663